J.P. Morgan U.S. Equity Funds
STATEMENT OF ADDITIONAL INFORMATION — PART I
November 1, 2024, as supplemented December 19, 2024
JPMORGAN TRUST I (“JPMT I”)
Fund Name	A	C	I	L	R2	R3	R4	R5	R6
JPMorgan Diversified Fund (the “Diversified Fund”)	JDVAX	JDVCX	JDVSX	JPDVX					JDVZX
JPMorgan Hedged Equity Fund (the “Hedged Equity Fund”)	JHQAX	JHQCX	JHEQX					JHQPX	JHQRX
JPMorgan Mid Cap Equity Fund (the “Mid Cap Equity Fund”)	JCMAX	JMCCX	VSNGX		JMCEX			JMEEX	JPPEX
JPMorgan Small Cap Blend Fund (the “Small Cap Blend Fund”)	VSCOX	VSCCX	JDSCX		*	*	*	*	JSCHX
JPMorgan Small Cap Equity Fund (the “Small Cap Equity Fund”)	VSEAX	JSECX	VSEIX		JSEZX	JSEPX	JSEQX	JSERX	VSENX
JPMorgan U.S. Applied Data Science Value Fund (the “U.S. Applied Data Science Value Fund”)	JIVAX	JIVCX	JPIVX		JIVZX			JIVRX	JIVMX
JPMorgan U.S. Equity Fund (the “U.S. Equity Fund”)	JUEAX	JUECX	JUESX	JMUEX	JUEZX	JUEPX	JUEQX	JUSRX	JUEMX
JPMorgan U.S. GARP Equity Fund (the “U.S. GARP Equity Fund”)	JIGAX	JCICX	JPGSX		JIGZX			JGIRX	JGISX
JPMorgan U.S. Large Cap Core Plus Fund (the “U.S. Large Cap Core Plus Fund”)	JLCAX	JLPCX	JLPSX		JLPZX			JCPRX	JLPYX
JPMorgan U.S. Research Enhanced Equity Fund (the “U.S. Research Enhanced Equity Fund”)	JDEAX		JDESX						JDEUX
JPMorgan U.S. Small Company Fund (the “U.S. Small Company Fund”)	JTUAX	JTUCX	JSCSX	JUSSX	JSCZX	JUSPX	JUSQX	JUSYX	JUSMX
JPMorgan U.S. Sustainable Leaders Fund (the “U.S. Sustainable Leaders Fund”)	JICAX	JICCX	JIISX						JIIGX
JPMorgan U.S. Value Fund (the “U.S. Value Fund”)	VGRIX	VGICX	VGIIX		VGRTX	JGAVX	JGRUX	VGIFX	VGINX
JPMorgan Value Advantage Fund (the “Value Advantage Fund”)	JVAAX	JVACX	JVASX	JVAIX	JGAQX	JVAPX	JVAQX	JVARX	JVAYX
JPMORGAN TRUST II (“JPMT II”)
Fund Name	A	C	I	L	R2	R3	R4	R5	R6
JPMorgan Equity Income Fund (the “Equity Income Fund”)	OIEIX	OINCX	HLIEX		OIEFX	OIEPX	OIEQX	OIERX	OIEJX
JPMorgan Equity Index Fund (the “Equity Index Fund”)	OGEAX	OEICX	HLEIX						OGFAX
JPMorgan Large Cap Growth Fund (the “Large Cap Growth Fund”)	OLGAX	OLGCX	SEEGX		JLGZX	JLGPX	JLGQX	JLGRX	JLGMX
JPMorgan Large Cap Value Fund (the “Large Cap Value Fund”)	OLVAX	OLVCX	HLQVX		JLVZX	OLVTX	OLVRX	JLVRX	JLVMX
JPMorgan Mid Cap Growth Fund (the “Mid Cap Growth Fund”)	OSGIX	OMGCX	HLGEX		JMGZX	JMGPX	JMGQX	JMGFX	JMGMX
JPMorgan Small Cap Growth Fund (the “Small Cap Growth Fund”)	PGSGX	OSGCX	OGGFX	JISGX	JSGZX	JGRQX	JGLYX	JGSVX	JGSMX
JPMorgan Small Cap Value Fund (the “Small Cap Value Fund”)	PSOAX	OSVCX	PSOPX		JSVZX	JSVPX	JSVQX	JSVRX	JSVUX
JPMorgan SMID Cap Equity Fund (the “SMID Cap Equity Fund”)	PECAX	ODMCX	WOOPX			WOOOX	WOOQX		WOOSX
JPMORGAN TRUST IV (“JPMT IV”)
Fund Name	A	C	I	L	R2	R3	R4	R5	R6
JPMorgan Equity Premium Income Fund (the “Equity Premium Income Fund”)	JEPAX	JEPCX	JEPIX					JEPSX	JEPRX
JPMorgan Hedged Equity 2 Fund (the “Hedged Equity 2 Fund”)	JHDAX	JHDCX	JHQDX					JHDFX	JHDRX
JPMorgan Hedged Equity 3 Fund (the “Hedged Equity 3 Fund”)	JHTAX	JHTCX	JHQTX					JHTGX	JHTRX
J.P. MORGAN MUTUAL FUND INVESTMENT TRUST (“JPMMFIT”)
Fund Name	A	C	I	L	R2	R3	R4	R5	R6
JPMorgan Growth Advantage Fund (the “Growth Advantage Fund”)	VHIAX	JGACX	JGASX		JGRJX	JGTTX	JGTUX	JGVRX	JGVVX
J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC. (“JPMFMFG”)
Fund Name	A	C	I	L	R2	R3	R4	R5	R6
JPMorgan Mid Cap Value Fund (the “Mid Cap Value Fund”)	JAMCX	JCMVX	JMVSX	FLMVX	JMVZX	JMVPX	JMVQX	JMVRX	JMVYX
*
An exchange ticker symbol is not available for this share class.
SAI-USEQ-1124-2

(each a “Fund” and collectively, the “Funds” or the “Equity Funds”)
This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated November 1, 2024, as supplemented from time to time (the “Prospectuses”). Additionally, this SAI incorporates by reference the audited financial statements included in the Financial Statements and Other Information relating to the Funds dated June 30, 2024. The Prospectuses and the Financial Statements and Other Information, including the Independent Registered Public Accounting Firm’s Reports, are available online at www.jpmorganfunds.com without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 1111 Polaris Parkway, Columbus, OH 43240.
This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains additional information that generally applies to the Funds and other J.P. Morgan Funds.
For more information about the Funds or the Financial Statements and Other Information, simply write or call:
J.P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
1-800-480-4111

Part I
Table of Contents
PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL
The Trusts and the Funds
JPMT I Historical Information
JPMT I is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004. Each of the Funds which is a series of JPMT I (except Hedged Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Equity Plus Fund and Value Advantage Fund) is a successor mutual fund to J.P. Morgan Funds that were series of J.P. Morgan Mutual Fund Series at the close of business on February 18, 2005 (“Predecessor J.P. Morgan Funds”). Each of the Predecessor J.P. Morgan Funds (other than U.S. GARP Equity Fund, U.S. Sustainable Leaders Fund and U.S. Applied Data Science Value Fund) (the “Predecessor Intrepid Funds”) operated as a series of another legal entity prior to reorganizing and redomiciling as series of J.P. Morgan Mutual Fund Series on February 18, 2005.
The Predecessor J.P. Morgan Funds, other than the Predecessor Intrepid Funds, were formerly series of the following business trusts (the “Predecessor JPMorgan Trusts”):
J.P. Morgan Institutional Funds (“JPMIF”)	J.P. Morgan Mutual Fund Select Group (“JPMMFSG”)
JPMorgan Diversified Fund	JPMorgan Mid Cap Equity Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Small Company Fund

J.P. Morgan Mutual Fund Group (“JPMMFG”)	J.P. Morgan Mutual Fund Series (“JPMMFS”)
JPMorgan U.S. Value Fund	JPMorgan U.S. GARP Equity Fund
JPMorgan Small Cap Blend Fund	JPMorgan U.S. Sustainable Leaders Fund
JPMorgan Small Cap Equity Fund	JPMorgan U.S. Applied Data Science Value Fund
Shareholders of each of the Predecessor J.P. Morgan Funds approved an Agreement and Plan of Reorganization and Redomiciliation (“Shell Reorganization Agreements”) between the Predecessor JPMorgan Trusts (other than JPMMFS), on behalf of the Predecessor J.P. Morgan Funds (other than the series of JPMMFS), and JPMMFS, on behalf of its series. Pursuant to the Shell Reorganization Agreements, the Predecessor J.P. Morgan Funds (other than the series of JPMMFS) were reorganized into the corresponding series of JPMMFS effective after the close of business on February 18, 2005 (“Closing Date”).
JPMT II Historical Information
JPMT II is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. Each of the Funds which is a series of JPMT II was formerly a series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985. At shareholder meetings held on January 20, 2005 and February 3, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II. The redomiciliation was effective after the close of business on the closing date.
With respect to events that occurred or payments that were made prior to the Closing Date, any reference to Fund(s) (other than the Growth Advantage Fund and the Mid Cap Value Fund) in this SAI prior to the Closing Date refers to the Predecessor J.P. Morgan Funds or One Group Mutual Funds.
JPMT IV Historical Information
JPMT IV is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 11, 2015, pursuant to a Declaration of Trust dated November 11, 2015, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each a “J.P. Morgan Fund”).
Part I - 1

JPMMFIT Historical Information
The Growth Advantage Fund (formerly JPMorgan Mid Cap Growth Fund) is a series of JPMMFIT, an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts, on September 23, 1997. Effective April 30, 2003, the name of JPMMFIT was changed from Mutual Fund Investment Trust to J.P. Morgan Mutual Fund Investment Trust.
JPMFMFG Historical Information
The Mid Cap Value Fund is a series of JPMFMFG, a diversified open-end management investment company which was organized as a Maryland corporation, on August 19, 1997. Effective April 30, 2003, the name of JPMFMFG was changed from Fleming Mutual Fund Group, Inc. to J.P. Morgan Fleming Mutual Fund Group, Inc.
REORGANIZATIONS OF FUNDS. After the close of business on February 18, 2005, certain “Predecessor J.P. Morgan Funds” and One Group Mutual Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds.
Target Funds	Surviving Funds
JPMorgan Equity Income Fund	One Group Equity Income Fund
(now known as JPMorgan Equity Income Fund)
JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
(now known as JPMorgan Large Cap Growth Fund)
JPMorgan Small Cap Growth Fund; JPMorgan U.S.	One Group Small Cap Growth Fund
Small Company Opportunities Fund	(now known as JPMorgan Small Cap Growth Fund)
One Group Balanced Fund	JPMorgan Diversified Fund
One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund
On June 26, 2009, certain J.P. Morgan Funds were involved in reorganizations with other J.P. Morgan Funds as follows:
Acquired Funds	Acquiring Funds
JPMorgan Capital Growth Fund	JPMorgan Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund	JPMorgan Mid Cap Value Fund
On March 14, 2014, the JPMorgan Mid Cap Core Fund was acquired by the JPMorgan Mid Cap Equity Fund.
On October 27, 2017, the JPMorgan Dynamic Growth Fund (the “Dynamic Growth Fund”) was merged with and into the JPMorgan Large Cap Growth Fund.
Fund Names. As of November 1, 2007, the JPMorgan Intrepid Long/Short Fund changed its name to the JPMorgan Intrepid Plus Fund. As of June 29, 2007, the JPMorgan Dynamic Small Cap Fund changed its name to the JPMorgan Dynamic Small Cap Growth Fund. As of June 1, 2018, the JPMorgan Dynamic Small Cap Growth Fund changed its name to the JPMorgan Small Cap Blend Fund. As of March 31, 2017, the JPMorgan Intrepid Advantage Fund changed its name to the JPMorgan Intrepid Sustainable Equity Fund. As of November 1, 2017, the JPMorgan Disciplined Equity Fund changed its name to the JPMorgan U.S. Research Enhanced Equity Fund. As of August 17, 2020, the JPMorgan Intrepid Sustainable Equity Fund changed its name to the JPMorgan U.S. Sustainable Leaders Fund. As of November 1, 2020, the JPMorgan Growth and Income Fund changed its name to the JPMorgan U.S. Value Fund. As of November 1, 2020, the JPMorgan Intrepid Mid Cap Fund changed its name to the JPMorgan SMID Cap Equity Fund. As of February 1, 2021, the JPMorgan Intrepid Growth Fund changed its name to JPMorgan U.S. GARP Equity Fund. As of July 1, 2021, the JPMorgan Intrepid Value Fund changed its name to the JPMorgan U.S. Applied Data Science Value Fund.
Prior to February 19, 2005, certain JPMT I and JPMT II Funds had the following names listed below corresponding to their current names:
Former Name	Current Name
One Group Diversified Mid Cap Fund	JPMorgan SMID Cap Equity Fund[1]
One Group Equity Income Fund	JPMorgan Equity Income Fund
One Group Equity Index Fund	JPMorgan Equity Index Fund
One Group Large Cap Growth Fund	JPMorgan Large Cap Growth Fund
One Group Large Cap Value Fund	JPMorgan Large Cap Value Fund
Part I - 2

Former Name	Current Name
One Group Mid Cap Growth Fund	JPMorgan Mid Cap Growth Fund[2]
JPMorgan Intrepid Investor Fund	JPMorgan U.S. Sustainable Leaders Fund[3]

1
As of February 19, 2005, the Fund was named the JPMorgan Diversified Mid Cap Fund. The name was changed to the JPMorgan SMID Cap Equity Fund effective July 29, 2005. The name was then changed to JPMorgan SMID Cap Equity Fund effective November 1, 2020.
2
As of February 19, 2005, the Fund was named the JPMorgan Diversified Mid Cap Growth Fund. The name was changed to the JPMorgan Mid Cap Growth Fund effective June 27, 2009.
3
As of February 19, 2005, the Fund was named JPMorgan Intrepid Contrarian Fund. The name was changed to JPMorgan Intrepid Multi Cap Fund effective April 10, 2006. The name was then changed to JPMorgan Intrepid Advantage Fund effective February 28, 2013. The name was then changed to JPMorgan Intrepid Sustainable Equity effective March 31, 2017. The name was then changed to JPMorgan U.S. Sustainable Leaders Fund effective August 17, 2020.
In addition, effective May 1, 2003, the following Funds of JPMMFSG were renamed with the approval of the Board of Trustees:
Former Name	Name As Of May 1, 2003
J. P. Morgan Select Mid Cap Equity	JPMorgan Mid Cap Equity Fund
Share Classes
Share Classes. Shares in the Funds are generally offered in multiple classes. The following chart shows the share classes offered (or which may be offered in the future) by each of the Funds as of the date of this SAI:
Fund	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Diversified Fund	X	X	X	X					X1
Equity Income Fund	X	X	X		X	X2	X2	X	X
Equity Index Fund	X	X	X						X3
Equity Premium Income Fund	X	X	X					X	X
Growth Advantage Fund	X	X	X		X4	X5	X5	X	X
Hedged Equity Fund	X	X	X					X	X
Hedged Equity 2 Fund	X	X	X					X	X
Hedged Equity 3 Fund	X	X	X					X	X
Large Cap Growth Fund	X	X	X		X	X2	X2	X	X
Large Cap Value Fund	X	X	X		X	X6	X6	X	X
Mid Cap Equity Fund	X	X	X		X			X	X
Mid Cap Growth Fund	X	X	X		X	X2	X2	X	X
Mid Cap Value Fund	X	X	X	X	X	X2	X2	X3	X3
Small Cap Blend Fund	X	X	X		X*	X*	X*	X*	X7
Small Cap Equity Fund	X	X	X		X	X2	X2	X	X8
Small Cap Growth Fund	X	X	X	X	X	X4	X4	X3	X
Small Cap Value Fund	X	X	X		X	X2	X2	X	X
SMID Cap Equity Fund	X	X	X			X2	X2		X9
U.S. Applied Data Science Value Fund	X	X	X		X			X	X
U.S. Equity Fund	X	X	X	X	X	X2	X2	X	X
U.S. GARP Equity Fund	X	X	X		X			X	X9
U.S. Large Cap Core Plus Fund	X	X	X		X			X	X1
U.S. Research Enhanced Equity Fund	X		X						X
U.S. Small Company Fund	X	X	X	X	X	X2	X2	X3	X
U.S. Sustainable Leaders Fund	X	X	X						X10
U.S. Value Fund	X	X	X		X9	X4	X4	X9	X9
Value Advantage Fund	X	X	X	X	X4	X3	X3	X3	X3

*
The share class is not currently offered to the public.
1
Class R6 Shares of the Diversified Fund and U.S. Large Cap Core Plus Fund were first offered as of 11/1/17.
2
Class R3 and Class R4 Shares of the Equity Income Fund, SMID Cap Equity Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Equity Fund, Small Cap Value Fund, U.S. Equity Fund and U.S. Small Company Fund were first offered as of 9/9/16.
3
Class R6 Shares of Equity Index Fund were first offered as of 9/1/16, Class R6 Shares of Mid Cap Value Fund and Value Advantage, as well as Class R5 Shares of Mid Cap Value Fund, Small Cap Growth Fund, U.S. Small Company Fund and Value Advantage Fund, as well as Class R3 and Class R4 Shares of Value Advantage Fund were first offered as of 9/9/16.
4
Class R2 Shares of Growth Advantage Fund and Value Advantage Fund, as well as Class R3 and Class R4 Shares of U.S. Value Fund and Small Cap Growth Fund were first offered as of 7/31/17.
5
Class R3 and Class R4 Shares of Growth Advantage Fund were first offered as of 5/31/17.
6
Class R3 and Class R4 Shares of the Large Cap Value Fund were first offered as of 10/1/18.
7
Class R6 Shares of the Small Cap Blend Fund were first offered as of 7/2/18.
8
Class R6 Shares of Small Cap Equity Fund were first offered as of 5/31/16.
Part I - 3

9
Class R6 Shares of the U.S. GARP Equity Fund and SMID Cap Equity Fund, as well as Class R2, Class R5 and Class R6 Shares of the U.S. Value Fund were first offered as of 11/2/15.
10
Class R6 Shares of U.S. Sustainable Leaders Fund were first offered as of 9/30/20.
All share classes of the Equity Income Fund and Small Cap Growth Fund; Class A Shares of U.S. Research Enhanced Equity Fund; and Class L Shares of any applicable Fund are not available for purchase by new investors except as described in the Funds’ Prospectuses.
The shares of the Funds are collectively referred to in this SAI as the “Shares.”
Miscellaneous
This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.
This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund's current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectuses. The Funds’ executive offices are located at 277 Park Avenue, New York, NY 10172.
This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMT II, JPMT IV, JPMMFIT, JPMFMFG and Undiscovered Managers Funds (“UMF”) (each a “J.P. Morgan Fund,” and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMT IV, JPMMFIT, JPMFMFG and UMF are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees” and each trustee or director is referred to as a “Trustee.”
The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are sub-advised by Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler”). JPMIM is also referred to herein as the “Adviser.” Fuller & Thaler is also referred to herein as the “Sub-Adviser.”
Investments in the Funds are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Funds is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.
The Adviser, with respect to each Fund, has filed a notice of eligibility with the National Futures Association (“NFA”) claiming an exclusion from the definition of the term Commodity Pool Operator (“CPO”) with respect to a Fund’s operations. Therefore, each Fund and the Adviser with respect to each such Fund are not subject to registration or regulation as a commodity pool or CPO under the Commodity Exchange Act, as amended. Changes to a Fund’s investment strategies or investments may cause the Fund to lose the benefits of this exclusion and may trigger additional CFTC requirements. If the Adviser or a Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.
INVESTMENT POLICIES
The following investment policies have been adopted by the respective Trust with respect to the applicable Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of a Fund (including its investment objective) are non-fundamental, unless otherwise designated in the Fund’s Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval. For purposes of this SAI, the Securities Act of 1933 is defined herein as the “1933 Act” or the “Securities Act.”
Except for each of the restrictions on borrowings set forth below in each set of Fundamental Investment policies, the percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating policy on investment or use of assets set forth in a
Part I - 4

fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation and such Fund may continue to hold any securities affecting that percentage or rating policy. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Fund’s Adviser will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to each fundamental investment policy regarding borrowing, the 1940 Act generally limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies — Miscellaneous Investment Strategies and Risks — Borrowings” in the SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the U.S. Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money if such borrowing does not constitute “senior securities” under the 1940 Act or engage in economically similar transactions if those transactions comply with the applicable requirements of the SEC under the 1940 Act.
For purposes of the fundamental investment policies regarding industry concentration, “to concentrate” generally means to invest more than 25% of the Fund’s total assets, taken at market value at the time of investment. For Equity Premium Income Fund this fundamental investment policy regarding industry concentration does not apply to securities issued by other investment companies, securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities, or political subdivisions, or repurchase agreements secured thereby. For the purposes of the fundamental investment policy regarding industry concentration, the Fund currently utilizes any one or more of the industry and/or sub-industry classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the Adviser. The Adviser may classify and re-classify companies in a particular industry or sub-industry and define and re-define industries and sub-industries in any reasonable manner, consistent with SEC guidance. Accordingly, the composition of an industry or group of industries may change from time to time. The policy will be interpreted to give broad authority to the Adviser as to how to classify issuers. For purposes of fundamental investment policies involving industry concentration, “group of industries,” to the extent such term is applicable, means a group of related industries, as determined in good faith by the Adviser, based on published classifications or other sources.
Shareholders of the Growth Advantage Fund, the Mid Cap Equity Fund, the Small Cap Blend Fund, the Small Cap Equity Fund, and the U.S. Value Fund, must be given at least 30 days’ prior written notice of any change in such Fund’s investment objectives.
In addition, each of the Funds, except the Diversified Fund, Growth Advantage Fund and Value Advantage Fund has an 80% investment policy which is described in such Fund’s Prospectuses. In calculating assets for purposes of each Fund’s 80% investment policy, assets are net assets plus the amount of any borrowings. This policy may be changed by the Board of Trustees without shareholder approval. However, each Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.
Investment Policies of Funds that Are Series of JPMT I, JPMIT IV, JPMFMFG and JPMMFIT
Investment Policies of the Hedged Equity Fund
Fundamental Investment Policies. The Fund:
(1)
May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;
(2)
May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;
(3)
May not borrow money, except to the extent permitted by applicable law;
Part I - 5

(4)
May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;
(5)
May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;
(6)
May not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments including derivatives related to physical commodities;
(7)
May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law; and
(8)
May not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
For the purposes of investment restriction (5) above, real estate includes real estate limited partnerships.
Non-Fundamental Investment Policies. The Fund:
(1)
May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and
(2)
May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
Part I - 6

Investment Policies of the Equity Premium Income Fund, the Hedged Equity 2 Fund and the Hedged Equity 3 Fund
Fundamental Investment Policies. Each of the Funds:
(1)
May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries, except as permitted by the 1940 Act or any applicable law, rule, order or interpretation;
(2)
May issue senior securities, to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation;
(3)
May borrow money to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation;
(4)
May not underwrite the securities of other issuers, except to the extent that the Fund, may be deemed an underwriter under certain securities laws in disposing of portfolio securities or in connection with investments in other investment companies;
(5)
May purchase or sell real estate or any interest therein (such as securities or instruments backed by or related to real estate) to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation;
(6)
May purchase and sell commodities to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation;
(7)
May make loans to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation; and
(8)
May not make any investment inconsistent with its classification as a diversified investment company as that term is defined in the 1940 Act or as interpreted, modified or applied by the SEC or its staff.
Non-Fundamental Investment Policies. Each of the Funds:
(1)
May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
Investment Policies of the Mid Cap Value Fund
Fundamental Investment Policies. The Fund may not:
(1)
Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or acquire more than 10% of the outstanding voting securities of any one issuer. This policy applies to 75% of the Fund’s total assets.
(2)
Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.
(3)
Borrow money in an amount exceeding 33 1∕3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.
(4)
Make loans if, as a result, more than 33 1∕3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.
Part I - 7

(5)
Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in REITs, commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.
(6)
Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.
(7)
Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.
Non-Fundamental Investment Policies. The Fund may not:
(1)
Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund’s fundamental limitation on borrowing, provided, the Fund may segregate assets without limit in order to comply with the SEC’s position regarding the asset segregation requirements of Section 18 of the 1940 Act.
(2)
Invest in companies for the purpose of exercising control.
(3)
Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements of Section 18 of the 1940 Act.
(4)
Invest its assets in securities of any investment company, except as permitted by the 1940 Act.
(5)
Enter into a futures contract or options transaction if the Fund’s total outstanding obligations resulting from such futures contract or option transaction would exceed 10% of the Fund’s total assets, and the Fund will maintain assets sufficient to meet its obligations under such contracts or transactions with the Fund’s custodian or will otherwise comply with the SEC’s position regarding the asset segregation requirements of Section 18 of the 1940 Act.
(6)
Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
Investment Policies of the Diversified Fund, the U.S. Equity Fund, the U.S. Large Cap Core Plus Fund, the U.S. Research Enhanced Equity Fund and the U.S. Small Company Fund
Fundamental Investment Policies. Each of the Funds:
(1)
May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act.
(2)
May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. For purposes of fundamental investment policies regarding industry concentration, a Fund may not invest more than 25% of its total assets in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).
(3)
May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.
(4)
May not borrow money, except to the extent permitted by applicable law.
(5)
May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act.
(6)
May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate and, in the case of the Diversified Fund, make direct investments in mortgages.
(7)
May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and
Part I - 8

entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.
(8)
May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.
Non-Fundamental Investment Policies. Each of the Funds:
(1)
May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this policy shall not be deemed to be applicable to the purchase or sale of when issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.
(2)
May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.
(3)
May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act (except that the policy does not apply to the Diversified Fund).
Investment Policies of the Small Cap Blend Fund, the Small Cap Equity Fund and the U.S. Value Fund
Fundamental Investment Policies. With respect to the U.S. Value Fund, it is a fundamental policy of the Fund that when the Fund holds no portfolio securities except interests in another investment company (“master portfolio”) in which it invests, the Fund’s investment objective and policies shall be identical to the master portfolio’s investment objective and policies, except for the following: the Fund (1) may invest more than 10% of its net assets in the securities of a registered investment company, (2) may hold more than 10% of the voting securities of a registered investment company and (3) will concentrate its investments in the investment company. It is a fundamental investment policy of the Fund that when the Fund holds only portfolio securities other than interests in the master portfolio, the Fund’s investment objective and policies shall be identical to the investment objective and policies of the master portfolio at the time the assets of the Fund were withdrawn from that master portfolio.
Each of the Funds:
(1)
May not borrow money, except to the extent permitted by applicable law.
(2)
May make loans to other persons, in accordance with the Fund’s investment objectives and policies and to the extent permitted by applicable law.
(3)
May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund’s permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this policy.
(4)
May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities.
(5)
May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.
(6)
May not issue any senior security (as defined in the 1940 Act), except that (i) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under
Part I - 9

applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.
(7)
May not underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the 1933 Act in selling a portfolio security.
(8)
May not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
Non-Fundamental Investment Policies. Each of the Funds:
(1)
May not with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.
(2)
May not make short sales of securities, other than short sales “against the box,” or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions policies and investment program of a Fund. No Fund has the current intention of making short sales against the box.
(3)
May not purchase or sell interests in oil, gas or mineral leases.
(4)
May not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.
(5)
Except as specified above, may invest in the securities of other investment companies to the extent permitted by applicable Federal securities law.
(6)
May not (other than U.S. Value Fund) acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
(7)
May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.
Investment Policies of the Growth Advantage Fund
Fundamental Investment Policies. The Fund:
(1)
May not borrow money, except that the Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33 1∕3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of the Fund’s total assets must be repaid before the Fund may make additional investments.
(2)
May make loans to other persons, in accordance with the Fund’s investment objectives and policies and to the extent permitted by applicable law.
(3)
May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to the Fund’s permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction.
Part I - 10

(4)
May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent the Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities.
(5)
May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.
(6)
May not issue any senior security (as defined in the 1940 Act), except that (i) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.
(7)
May not underwrite securities issued by other persons except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act in selling a portfolio security.
In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Growth Advantage Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment policy (2) above, loan participations are considered to be debt instruments. For purposes of investment policy (5) above, real estate includes real estate limited partnerships. For purposes of investment policy (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.” Investment policy (3) above, however, is not applicable to investments by the Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an “industry.” Supranational organizations are collectively considered to be members of a single “industry” for purposes of policy (3) above.
Non-Fundamental Investment Policies. The Fund:
(1)
May not make short sales of securities, other than short sales “against the box,” or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this policy will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions or policies and investment program of the Fund.
(2)
May not purchase or sell interests in oil, gas or mineral leases.
(3)
May not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to the Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.
(4)
Except as specified above, may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.
(5)
May not, with respect to 50% of its assets, hold more than 10% of the outstanding shares of issuers.
(6)
May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
Part I - 11

For purposes of the investment policies regarding the Growth Advantage Fund, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.
In order to permit the sale of its shares in certain states, the Growth Advantage Fund may make commitments more restrictive than the investment policies and limitations described above and in its Prospectus. Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of shares in the state involved.
Investment Policies of the Mid Cap Equity Fund
Fundamental Investment Policies. The Fund:
(1)
May not borrow money, except to the extent permitted by applicable law.
(2)
May make loans to other persons, in accordance with such Fund’s investment objective and policies and to the extent permitted by applicable law.
(3)
May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund’s permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction.
(4)
May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities.
(5)
May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.
(6)
May not issue any senior security (as defined in the 1940 Act), except that (i) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.
(7)
May not underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act in selling a portfolio security.
(8)
May not purchase securities of any issuer if such a purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Mid Cap Equity Fund, may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment policy (5) above, real estate includes real estate limited partnerships. For purposes of investment policy (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.” Investment policy (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an “industry.” Supranational organizations are collectively considered to be members of a single “industry” for purposes of policy (3) above.
Part I - 12

Non-Fundamental Investment Policies. Each of the Funds:
(1)
May not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.
(2)
May not make short sales of securities, other than short sales against the box, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this policy will not be applied to limit the use of options, future contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. No Fund has the current intention of making short sales against the box.
(3)
May not purchase or sell interests in oil, gas or mineral leases.
(4)
May not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.
(5)
May invest in the securities of other investment companies to the extent permitted by applicable Federal securities law; provided, however, that a Mauritius holding company (a “Mauritius Portfolio Company”) will not be considered an investment company for this purpose.
(6)
May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
For purposes of the investment policies regarding the Mid Cap Equity Fund, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.
Investment Policies of the U.S. Applied Data Science Value Fund, the U.S. GARP Equity Fund, the U.S. Sustainable Leaders Fund and the Value Advantage Fund
Fundamental Investment Policies. Each of the Funds:
(1)
May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the Investment Company Act of 1940.
(2)
May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. For purposes of fundamental investment policies regarding industry concentration, a Fund may not invest more than 25% of its total assets in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).
(3)
May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder.
(4)
May not borrow money, except to the extent permitted by applicable law.
(5)
May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the Securities Act of 1933.
(6)
May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and make direct investments in mortgages.
(7)
May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.
Part I - 13

(8)
May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.
Non-Fundamental Investment Policies. Each of the Funds:
(1)
May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this policy shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.
(2)
May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.
(3)
May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
In addition, the Funds may borrow money from banks for temporary or short-term purposes. But, none of the Funds may borrow money to buy additional securities, which is known as “leverage.”
Investment Policies of Funds that are Series of JPMT II
Fundamental Investment Policies. None of the Funds may:
(1)
Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(2)
Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.
(3)
Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.
(4)
Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”
(5)
Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(6)
Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds in marketable securities of companies engaged in such activities are not hereby precluded).
(7)
Borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.
(8)
Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.
(9)
Issue senior securities except with respect to any permissible borrowings.
(10)
Purchase or sell real estate (however, each Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).
Part I - 14

None of the Funds may:
(1)
Purchase securities on margin or sell securities short except, for use of short-term credit necessary for clearance of purchases of portfolio securities.
Non-Fundamental Investment Policies.
The following policy applies to the Equity Index Fund:
(1)
The Fund may not invest more than 10% of its total assets in securities issued or guaranteed by the United States, its agencies or instrumentalities. Repurchase agreements held in margin deposits and segregated accounts for futures contracts are not considered issued or guaranteed by the United States, its agencies or instrumentalities for purposes of the 10% limitation.
The following policy applies to SMID Cap Equity Fund:
(1)
The Fund may not acquire securities of any other investment company or company relying on section 3(c)(1) or 3(c)(7) in excess of the limits contained in Section 12(d)(1)(A) of the Investment company Act of 1940, except to the extent it:
(i)
Invest in affiliated money market funds for short-term cash management purposes,
(ii)
engages in interfund borrowing and lending transactions, or
(iii)
receives securities of another investment company as a dividend or as result of a plan of reorganization of a company.
None of the Funds may:
(1)
Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.
FUND NAME	FUND CODE
Diversified Fund	1
Equity Income Fund	2
Equity Index Fund	3
Equity Premium Income Fund	4
Growth Advantage Fund	5
Hedged Equity Fund	6
Hedged Equity 2 Fund	7
Hedged Equity 3 Fund	8
Large Cap Growth Fund	9
Large Cap Value Fund	10
Mid Cap Equity Fund	11
Mid Cap Growth Fund	12
Mid Cap Value Fund	13
Small Cap Blend Fund	14
Small Cap Equity Fund	15
Small Cap Growth Fund	16
Small Cap Value Fund	17
SMID Cap Equity Fund	18
U.S. Applied Data Science Value Fund	19
U.S. Equity Fund	20
U.S. GARP Equity Fund	21
U.S. Large Cap Core Plus Fund	22
U.S. Research Enhanced Equity Fund	23
Part I - 15

FUND NAME	FUND CODE
U.S. Small Company Fund	24
U.S. Sustainable Leaders Fund	25
U.S. Value Fund	26
Value Advantage Fund	27

Instrument	Fund Code	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a
mortgage pool which provide for a fixed initial mortgage
interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
	1-2, 5, 11-19, 21, 25-27	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company
receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by
other types of receivables or other assets.
	1-2, 5, 11-19, 21, 25-27	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	2, 5, 11-19, 21, 25-27	Auction Rate Securities
Bank Obligations: Bankers’ acceptances, certificates of
deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a
commercial bank. Maturities are generally six months or
less. Certificates of deposit are negotiable certificates issued by a bank for a specified period of time and earning a
specified return. Time deposits are non-negotiable receipts
issued by a bank in exchange for the deposit of funds.
	1-27	Bank Obligations
Borrowings: A Fund may borrow for temporary purposes
and/or for investment purposes. Such a practice will result
in leveraging of a Fund’s assets and may cause a Fund to
liquidate portfolio positions when it would not be
advantageous to do so. A Fund must maintain continuous
asset coverage of 300% of the amount borrowed, with the
exception for borrowings not in excess of 5% of the Fund’s
total assets made for temporary administrative purposes.
	1-27	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	1-2, 5, 11-19, 21, 25-27	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a
security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date.
	1-27	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-3, 5-27	Commercial Paper
Common Stock: Shares of ownership of a company.	1-27	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1-27	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities.	1-27	Convertible Securities
Part I - 16

Instrument	Fund Code	Part II Section Reference
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-3, 5, 9, 11-21, 23-27	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement
between two parties pursuant to which one party pays the
other a fixed periodic coupon for the specified life of the
agreement. The other party makes no payment unless a
credit event, relating to a predetermined reference asset,
occurs. If such an event occurs, the party will then make a
payment to the first party, and the swap will terminate.
	1-2, 5, 11-12, 14-19, 21, 25-27	Swaps and Related Swap Products
Demand Features: Securities that are subject to puts and
standby commitments to purchase the securities at a fixed
price (usually with accrued interest) within a fixed period of time following demand by a Fund.
	1-2, 5, 11-19, 21, 25-27	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	1-2, 5, 11-27	Foreign Investments (including Foreign Currencies)
Exchange-Traded Funds (“ETFs”): Ownership interest in
unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or
stocks designed to track the price performance and dividend
yield of a particular broad-based, sector or international
index. ETFs include a wide range of investments.
	1-27	Investment Company Securities and Exchange-Traded Funds
Foreign Currency Transactions: Strategies used to hedge
against currency risks, for other risk management purposes
or to increase income or gain to a Fund. These strategies
may consist of use of any of the following: options on
currencies, currency futures, options on such futures,
forward foreign currency transactions (including non-
deliverable forwards (“NDFs”)), forward rate agreements
and currency swaps, caps and floors.
	1-2, 5, 11-21, 25, 27	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign
securities may also include American Depositary Receipts
(“ADRs”), Global Depositary Receipts (“GDRs”), European
Depositary Receipts (“EDRs”) and American Depositary
Securities.
	1-27	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that
are generally rated below investment grade by the primary
rating agencies or are unrated but are deemed by a Fund’s
Adviser to be of comparable quality.
	1-2, 5, 9, 11-19, 21, 25-27	Debt Instruments
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S.
government as well as securities issued by other entities
such as corporations, foreign governments and foreign
issuers.
	1-2, 5, 11-19, 21, 25-27	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	1-27	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-3, 5-27	Miscellaneous Investment Strategies and Risks
Part I - 17

Instrument	Fund Code	Part II Section Reference
Inverse Floating Rate Instruments: Leveraged variable debt
instruments with interest rates that reset in the opposite
direction from the market rate of interest to which the
inverse floater is indexed.
	1-2, 5, 11-19, 21, 25-27	Inverse Floaters and Interest Rate Caps
Investment Company Securities: Shares of other investment
companies, including money market funds for which the
Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when
investing in funds for which it serves as investment adviser, to the extent required by law or by contract.
	1-27	Investment Company Securities and Exchange-Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or governments, including governments in less developed countries.	1-2, 5, 9, 11-19, 21, 25-27	Loans
Master Limited Partnerships (“MLPs”): Limited partnerships that are publicly traded on a securities exchange.	1-27	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	2, 5, 9-22, 25-27	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by
real estate loans and pools of loans such as collateralized
mortgage obligations (“CMOs”), commercial mortgage-
backed securities (“CMBSs”) and other asset-backed
structures.
	1-2, 5, 9-19, 21, 25-27	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which a Fund sells
securities for delivery in a current month and
simultaneously contracts with the same party to repurchase
similar but not identical securities on a specified future date.
	1-2, 5, 11-19, 21, 25-27	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes.
Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general
obligation notes, tax anticipation notes, bond anticipation
notes, revenue anticipation notes, other short-term tax-
exempt obligations, municipal leases, obligations of
municipal housing authorities and single-family revenue
bonds.
	1-2, 5, 9-19, 21, 25-27	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-27	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1-2, 5, 11-19, 21, 25-27	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: A Fund may purchase
and sell (a) exchange traded and over-the-counter put and
call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b)
futures contracts on securities and indexes of securities.
	1-27	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-27	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other
Unregistered Securities: Securities not registered under the
Securities Act of 1933, such as privately placed commercial
paper and Rule 144A securities.
	1-27	Miscellaneous Investment Strategies and Risks
Part I - 18

Instrument	Fund Code	Part II Section Reference
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-27	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-3, 5-27	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-3, 5-27	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and
Corporate Restructurings: In connection with reorganizing
or restructuring of an issuer, an issuer may issue common
stock or other securities to holders of its debt securities.
	1-3, 5-27	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1∕3% of a Fund’s total assets. In return, a Fund will receive cash, other securities and/or letters of credit as collateral.	1-27	Securities Lending
Short Selling: A Fund sells a security it does not own in
anticipation of a decline in the market value of the security.
To complete the transaction, a Fund must borrow the
security to make delivery to the buyer. A Fund is obligated
to replace the security borrowed by purchasing it
subsequently at the market price at the time of replacement.
	1, 5, 11, 13-15, 19, 21-22, 25-27	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1-3, 5-27	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government, or its agencies, authorities or political subdivisions.	1-2, 5, 11-22, 25-27	Foreign Investments (including Foreign Currencies)
Stripped Mortgage-Backed Securities: Derivative multi-
class mortgage securities which are usually structured with
two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IO”) and Principal-Only (“PO”)
securities issued outside a Real Estate Mortgage Investment
Conduit (“REMIC”) or CMO structure.
	1-2, 5, 11-27	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated
agreements and may be traded over-the-counter. Structured
investments are organized and operated to restructure the
investment characteristics of the underlying index,
commodity, currency or financial instrument.
	1-2, 4-5, 9-19, 21, 25, 27	Structured Investments
Swaps and Related Swap Products: Swaps involve an
exchange of obligations by two parties. Caps and floors
entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A
Fund may enter into these transactions to manage its
exposure to changing interest rates and other factors.
	1-3, 5, 9-27	Swaps and Related Swap Products
Part I - 19

Instrument	Fund Code	Part II Section Reference
Synthetic Variable Rate Instruments: Instruments that
generally involve the deposit of a long-term tax exempt
bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond
to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it
periodically to a third party at par.
	2, 5, 11-19, 21, 25-27	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest a portion of its total assets in cash and cash equivalents for temporary defensive purposes.	1-27	Miscellaneous Investment Strategies and Risks
Treasury Receipts: A Fund may purchase interests in
separately traded interest and principal component parts of
U.S. Treasury obligations that are issued by banks or
brokerage firms and that are created by depositing U.S.
Treasury notes and U.S. Treasury bonds into a special
account at a custodian bank. Receipts include Treasury
Receipts (“TRs”), Treasury Investment Growth Receipts
(“TIGRs”), and Certificates of Accrual on Treasury
Securities (“CATS”).
	1-3, 5-27	Treasury Receipts
Trust Preferreds: Securities with characteristics of both
subordinated debt and preferred stock. Trust preferreds are
generally long term securities that make periodic fixed or
variable interest payments.
	1-3, 5, 9, 11-23, 25-27	Trust Preferred Securities
U.S. Government Agency Securities: Securities issued by
agencies and instrumentalities of the U.S. government.
These include all types of securities issued by the
Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie
Mae”) and the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), including funding notes, subordinated
benchmark notes, CMOs and REMICs.
	1-3, 5-27	Mortgage-Related Securities
U.S. Government Obligations: May include direct
obligations of the U.S. Treasury, including Treasury bills,
notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United
States, and separately traded principal and interest
component parts of such obligations that are transferable
through the Federal book-entry system known as Separate
Trading of Registered Interest and Principal of Securities
(“STRIPS”) and Coupons Under Book-Entry-Safekeeping
(“CUBES”).
	1-3, 5-27	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with
interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on
demand or at the expiration of a specified term.
	1-2, 5, 9-19, 21, 23, 25-27	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-3, 5-27	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Part I - 20

Instrument	Fund Code	Part II Section Reference
Zero-Coupon, Pay-in-Kind and Deferred Payment
Securities: Zero-coupon securities are securities that are
sold at a discount to par value and on which interest
payments are not made during the life of the security. Pay-
in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment
securities are zero-coupon debt securities which convert on
a specified date to interest bearing debt securities.
	1-2, 5, 9, 11-19, 21, 25-27	Debt Instruments
ADDITIONAL INFORMATION REGARDING INVESTMENT PRACTICES
Foreign Investments
Except as noted below, investments in all types of foreign securities will not exceed 20% of the total assets of the Funds (except for the Diversified Fund).
Limitations on the Use of Futures
In addition, none of the JPMT II Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund’s total assets.
Limitations on the Use of Options
Each JPMT II Fund will limit the writing of put and call options to 25% of its net assets. These Funds may enter into over-the-counter option transactions provided there exists an active over-the-counter market for such options that will establish their pricing and liquidity.
Index Investing by the Equity Index Fund
The Equity Index Fund attempts to track the aggregate price and dividend performance of the Standard & Poor’s (“S&P”) 500 Composite Stock Price Index (the “Index”) to achieve a correlation between the performance of the Fund and that of the index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund’s net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund’s ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.
S&P chooses the stocks to be included in the Index largely on a statistical basis. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Index is determined, composed and calculated by S&P without regard to the Equity Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Equity Index Fund, and S&P makes no representation or warranty, expressed or implied, on the advisability of investing in the Equity Index Fund or as to the ability of the Index to track general stock market performance. S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included in the Index. “S&P 500” is a service mark of S&P.
The weights of stocks in the Index are based on each stock’s relative total market value, i.e., market price per share times the number of Shares outstanding. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.
The Adviser generally selects stocks for the Equity Index Fund in the order of their weights in the Index beginning with the heaviest weighted stocks. The percentage of the Equity Index Fund’s assets to be invested in each stock is approximately the same as the percentage it represents in the Index. No attempt is made to manage the Equity Index Fund in the traditional sense using economic, financial and market analysis. The Equity Index Fund is managed using a computer program to determine which stocks are to be purchased and sold to replicate the Index to the extent feasible. From time to time, administrative adjustments may be made in the Fund because of changes in the composition of the Index, but such changes should be infrequent.
Part I - 21

Limitations on Purchases of Securities. In addition to restrictions imposed on the index funds under the 1940 Act, the Adviser may be restricted from purchasing securities for the Equity Index Fund due to various regulatory requirements applicable to such securities. Such regulatory requirements (e.g., regulations applicable to banking entities, insurance companies and public utility holdings companies) may limit the amount of securities that may be owned by accounts over which the Adviser or its affiliates have discretionary authority or control. As a result, there may be times when the Adviser is unable to purchase securities that would otherwise be purchased to replicate the applicable index.
Use of When-Issued Securities and Forward Commitments
Each JPMT II Fund intends to purchase “when issued” securities only for the purpose of acquiring portfolio securities, not for speculative purposes. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund’s total assets. A Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.
Investments in Other J.P. Morgan Funds by JPMorgan Diversified Fund
The JPMorgan Diversified Fund can invest in any J.P. Morgan Fund eligible to be an underlying fund for another Fund.
QUALITY DESCRIPTION
The JPMT II Funds may purchase commercial paper consisting of issues rated at the time of purchase in the top two rating categories by at least one a nationally recognized statistical rating organization (“NRSRO”) (such as A-2 or better by Standard & Poor’s Corporation (S&P), Prime-2 or better by Moody’s Investor Service Inc. (Moody’s), F-2 or better by Fitch Ratings (Fitch) or R-2 or better by Dominion Bond Rating Service (DBRS)) or if unrated, determined by the Adviser to be of comparable quality.
At the time a JPMT I Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody’s or S&P and the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P, or if no such ratings are available, the investment must be of comparable quality in the Adviser’s opinion. At the time a JPMT I Fund invests in any other short-term debt securities, they must be rated A or higher by Moody’s or S&P, or if unrated, the investment must be of comparable quality in the Adviser’s opinion.
DIVERSIFICATION
JPMT I, JPMT II, JPMT IV, JPMMFIT and JPMFMFG are each a registered open-end investment company. All of the Funds intend to meet the diversification requirement of the 1940 Act.
For a more complete discussion, see the “Diversification” section in Part II of this SAI.
PORTFOLIO TURNOVER
A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. Higher portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.
The table below sets forth the following Fund’s portfolio turnover rate for the fiscal years (including short sales as noted below) indicated:
	Fiscal Year Ended June 30,
Fund	2023	2024
U.S. Large Cap Core Plus Fund	99%	109%
Part I - 22

The table below sets forth the Funds’ portfolio turnover rate (excluding short sales) for the two most recently completed fiscal years:
	Fiscal Year Ended June 30,
Fund	2023	2024
Diversified Fund	94%	63%
Equity Income Fund	8%	20%
Equity Index Fund	15%	5%
Equity Premium Income Fund	189%	176%
Growth Advantage Fund	38%	28%
Hedged Equity Fund	27%	37%
Hedged Equity 2 Fund	35%	42%
Hedged Equity 3 Fund	48%	56%
Large Cap Growth Fund	42%	32%
Large Cap Value Fund	143%	167%
Mid Cap Equity Fund	40%	38%
Mid Cap Growth Fund	45%	55%
Mid Cap Value Fund	12%	13%
Small Cap Blend Fund	37%	39%
Small Cap Equity Fund	22%	19%
Small Cap Growth Fund	33%	43%
Small Cap Value Fund	79%	61%
SMID Cap Equity Fund	32%	39%
U.S. Applied Data Science Value Fund	17%	22%
U.S. Equity Fund	47%	53%
U.S. GARP Equity Fund	45%	46%
U.S. Large Cap Core Plus Fund	66%	62%
U.S. Research Enhanced Equity Fund	32%	39%
U.S. Small Company Fund	83%	61%
U.S. Sustainable Leaders Fund	39%	25%
U.S. Value Fund	12%	18%
Value Advantage Fund	24%	17%
TRUSTEES
Standing Committees
As of the fiscal year ended June 30, 2024, there were seven standing committees of the Board of Trustees: (i) the Audit and Valuation Committee, (ii) the Compliance Committee, (iii) the Governance Committee, (iv) the Equity Committee, (v) the ETF Committee, (vi) the Fixed Income Committee, and (vii) the Money Market and Alternative Products Committee. The following table shows how often each Committee met during the fiscal year ended June 30, 2024:
Committee	Fiscal Year Ended June 30, 2024
Audit and Valuation Committee	4
Compliance Committee	4
Governance Committee	7
Equity Committee	6
ETF Committee	4
Fixed Income Committee	5
Money Market and Alternative Products Committee	6
For a more complete discussion, see the “Trustees” section in Part II of this SAI.
Part I - 23

Ownership of Securities
The following table shows the dollar range of each Trustee’s beneficial ownership of equity securities in the Funds and each Trustee’s aggregate dollar range of ownership in the J.P. Morgan Funds as of December 31, 2023:
Name of Trustee	Dollar Range of Equity Securities in Diversified Fund	Dollar Range of Equity Securities in Equity Income Fund	Dollar Range of Equity Securities in Equity Index Fund	Dollar Range of Equity Securities in Equity Premium Income Fund	Dollar Range of Equity Securities in Growth Advantage Fund
Independent Trustees
John F. Finn	None	Over $100,000	None	None	None
Stephen P. Fisher	None	None	None	None	None
Gary L. French	None	None	None	$50,001– $100,000	None
Kathleen M. Gallagher	None	None	Over $100,000	None	None
Robert J. Grassi	None	None	None	None	None
Frankie D. Hughes	None	None	None	None	None
Raymond Kanner	None	None	None	None	None
Thomas P. Lemke	None	None	Over $100,000	None	None
Lawrence R. Maffia	None	None	None	None	None
Mary E. Martinez	None	None	None	None	None
Marilyn McCoy	None	None	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None	None	None
Marian U. Pardo	None	None	None	None	None
Emily A. Youssouf	None	$50,001– $100,000	None	None	None
Interested Trustees
Robert Deutsch	None	None	None	None	None
Nina O. Shenker	None	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Hedged Equity Fund	Dollar Range of Equity Securities in Hedged Equity 2 Fund	Dollar Range of Equity Securities in Hedged Equity 3 Fund	Dollar Range of Equity Securities in Large Cap Growth Fund	Dollar Range of Equity Securities in Large Cap Value Fund
Independent Trustees
John F. Finn	None	None	None	Over $100,000	None
Stephen P. Fisher	None	None	None	None	None
Gary L. French	None	None	None	$50,001– $100,000	None
Kathleen M. Gallagher	None	None	None	None	None
Robert J. Grassi	None	None	None	None	None
Frankie D. Hughes	None	None	None	None	None
Raymond Kanner	Over $100,000	Over $100,000	Over $100,000	None	None
Thomas P. Lemke	None	None	None	None	$50,001– $100,000
Lawrence R. Maffia	None	None	None	None	None
Mary E. Martinez	None	None	None	None	None
Marilyn McCoy	None	None	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None	None	None
Marian U. Pardo	None	None	None	None	None
Emily A. Youssouf	None	None	None	$50,001– $100,000	None
Interested Trustees
Part I - 24

Name of Trustee	Dollar Range of Equity Securities in Hedged Equity Fund	Dollar Range of Equity Securities in Hedged Equity 2 Fund	Dollar Range of Equity Securities in Hedged Equity 3 Fund	Dollar Range of Equity Securities in Large Cap Growth Fund	Dollar Range of Equity Securities in Large Cap Value Fund
Robert Deutsch	None	None	None	None	None
Nina O. Shenker	None	None	None	Over $100,000	None

Name of Trustee	Dollar Range of Equity Securities in Mid Cap Equity Fund	Dollar Range of Equity Securities in Mid Cap Growth Fund	Dollar Range of Equity Securities in Mid Cap Value Fund	Dollar Range of Equity Securities in Small Cap Blend Fund	Dollar Range of Equity Securities in Small Cap Equity Fund
Independent Trustees
John F. Finn	Over $100,000	None	None	None	None
Stephen P. Fisher	None	None	None	None	None
Gary L. French	None	None	None	None	None
Kathleen M. Gallagher	None	None	None	None	None
Robert J. Grassi	None	None	None	None	None
Frankie D. Hughes	None	None	None	None	None
Raymond Kanner	None	None	None	None	Over $100,000
Thomas P. Lemke	None	None	None	None	None
Lawrence R. Maffia	None	None	None	None	None
Mary E. Martinez	None	None	None	None	None
Marilyn McCoy	None	None	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None	None	None
Marian U. Pardo	None	Over $100,000	None	None	None
Emily A. Youssouf	None	None	None	None	None
Interested Trustees
Robert Deutsch	None	None	None	None	None
Nina O. Shenker	None	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Small Cap Growth Fund	Dollar Range of Equity Securities in Small Cap Value Fund	Dollar Range of Equity Securities in SMID Cap Equity Fund	Dollar Range of Equity Securities in U.S. Applied Data Science Value Fund	Dollar Range of Equity Securities in U.S. Equity Fund
Independent Trustees
John F. Finn	None	None	None	None	None
Stephen P. Fisher	None	None	None	None	None
Gary L. French	None	None	None	None	None
Kathleen M. Gallagher	None	None	None	None	None
Robert J. Grassi	None	None	None	None	None
Frankie D. Hughes	None	None	None	None	None
Raymond Kanner	None	None	None	None	None
Thomas P. Lemke	None	None	$50,001– $100,000	None	None
Lawrence R. Maffia	None	None	None	None	None
Mary E. Martinez	None	None	None	None	None
Marilyn McCoy	None	None	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None	None	None
Marian U. Pardo	None	None	None	None	None
Emily A. Youssouf	$50,001– $100,000	None	None	None	None
Interested Trustees
Robert Deutsch	None	None	None	None	None
Nina O. Shenker	None	None	None	None	None

Part I - 25

Name of Trustee	Dollar Range of Equity Securities in U.S. GARP Equity Fund	Dollar Range of Equity Securities in U.S. Large Cap Core Plus Fund	Dollar Range of Equity Securities in U.S. Research Enhanced Equity Fund	Dollar Range of Equity Securities in U.S. Small Company Fund	Dollar Range of Equity Securities in U.S. Sustainable Leaders Fund
Independent Trustees
John F. Finn	None	None	None	None	None
Stephen P. Fisher	None	None	None	None	None
Gary L. French	None	None	None	None	None
Kathleen M. Gallagher	None	None	None	None	None
Robert J. Grassi	None	None	None	None	None
Frankie D. Hughes	None	None	None	None	None
Raymond Kanner	None	None	None	None	None
Thomas P. Lemke	None	None	None	None	None
Lawrence R. Maffia	None	None	None	None	None
Mary E. Martinez	None	None	None	None	None
Marilyn McCoy	None	None	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None	None	None
Marian U. Pardo	None	None	None	None	None
Emily A. Youssouf	None	None	None	None	None
Interested Trustees
Robert Deutsch	None	None	None	None	None
Nina O. Shenker	None	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in U.S. Value Fund	Dollar Range of Equity Securities in Value Advantage Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies[1,2]
Independent Trustees
John F. Finn	None	None	Over $100,000
Stephen P. Fisher	None	None	Over $100,000
Gary L. French	None	None	Over $100,000
Kathleen M. Gallagher	None	None	Over $100,000
Robert J. Grassi	None	None	Over $100,000
Frankie D. Hughes	None	None	Over $100,000
Raymond Kanner	None	None	Over $100,000
Thomas P. Lemke	None	None	Over $100,000
Lawrence R. Maffia	None	None	Over $100,000
Mary E. Martinez	None	None	Over $100,000
Marilyn McCoy	None	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	None	Over $100,000
Marian U. Pardo	None	None	Over $100,000
Emily A. Youssouf	None	None	Over $100,000
Interested Trustees
Robert Deutsch	Over $100,000	None	Over $100,000
Nina O. Shenker	Over $100,000	None	Over $100,000
1
A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (168 J.P. Morgan Funds).
2
For Mses. Gallagher and McCoy and Messrs. Finn, Fisher, Kanner and Oden, these amounts include deferred compensation balances, as of 12/31/23, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
Part I - 26

As of December 31, 2023, none of the Independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.
Trustee Compensation
For the year ended December 31, 2023, the Trustees were paid an annual fee of $420,000 (with any new trustees receiving a pro rata portion of the base fee depending on when each became a trustee) and reimbursed for expenses incurred in connection with service as a Trustee. Effective January 1, 2024, the Trustees are paid an annual fee of $436,800 (with any new trustees receiving a pro rata portion of the base fee depending on when each became a trustee) and are reimbursed for expenses incurred in connection with service as a Trustee. Committee chairs who are not already receiving an additional fee are each paid $65,000 annually in addition to their base fee. In addition to the base fee, the Chair of the Board of Trustees receives $240,000 annually and is reimbursed expenses in the amount of $4,000 per month. In addition to the base fee, the Vice Chair of the Board of Trustees receives $140,000 annually.
For funds that are series of the J.P. Morgan Exchange-Traded Fund Trust and which have a unitary management fee, Trustee compensation for the funds is paid from the management fee by JPMIM. For all other funds, Trustee compensation is paid by the fund. Aggregate Trustee compensation for each Trustee paid by a Fund and all funds in the Fund Complex for the calendar year ended December 31, 2023, is set forth below:
Name of Trustee	Diversified Fund	Equity Income Fund	Equity Index Fund	Equity Premium Income Fund	Growth Advantage Fund
Independent Trustees
John F. Finn	$1,749	$19,189	$4,395	$3,572	$6,901
Stephen P. Fisher	1,668	11,526	3,164	2,698	4,579
Gary L. French	1,638	8,680	2,706	2,374	3,717
Kathleen M. Gallagher	1,668	11,526	3,164	2,698	4,579
Robert J. Grassi	1,638	8,680	2,706	2,374	3,717
Frankie D. Hughes	1,638	8,680	2,706	2,374	3,717
Raymond Kanner	1,668	11,526	3,164	2,698	4,579
Thomas P. Lemke	1,638	8,680	2,706	2,374	3,717
Lawrence R. Maffia	1,638	8,680	2,706	2,374	3,717
Mary E. Martinez	1,703	14,810	3,692	3,073	5,574
Marilyn McCoy	1,638	8,680	2,706	2,374	3,717
Dr. Robert A. Oden, Jr.	1,668	11,526	3,164	2,698	4,579
Marian U. Pardo	1,668	11,526	3,164	2,698	4,579
Emily A. Youssouf	1,638	8,680	2,706	2,374	3,717
Interested Trustees
Robert Deutsch	1,668	11,526	3,164	2,698	4,579
Nina O. Shenker[8]	1,638	8,680	2,706	2,374	3,717

Name of Trustee	Hedged Equity Fund	Hedged Equity 2 Fund	Hedged Equity 3 Fund	Large Cap Growth Fund	Large Cap Value Fund
Independent Trustees
John F. Finn	$7,277	$3,227	$2,487	$20,939	$2,865
Stephen P. Fisher	4,792	2,504	2,085	12,511	2,299
Gary L. French	3,869	2,235	1,936	9,381	2,089
Kathleen M. Gallagher	4,792	2,504	2,085	12,511	2,299
Robert J. Grassi	3,869	2,235	1,936	9,381	2,089
Frankie D. Hughes	3,869	2,235	1,936	9,381	2,089
Raymond Kanner	4,792	2,504	2,085	12,511	2,299
Thomas P. Lemke	3,869	2,235	1,936	9,381	2,089
Lawrence R. Maffia	3,869	2,235	1,936	9,381	2,089
Mary E. Martinez	5,857	2,814	2,258	16,123	2,542
Marilyn McCoy	3,869	2,235	1,936	9,381	2,089
Dr. Robert A. Oden, Jr.	4,792	2,504	2,085	12,511	2,299
Marian U. Pardo	4,792	2,504	2,085	12,511	2,299
Emily A. Youssouf	3,869	2,235	1,936	9,381	2,089
Interested Trustees
Robert Deutsch	4,792	2,504	2,085	12,511	2,299
Nina O. Shenker[8]	3,869	2,235	1,936	9,381	2,089

Part I - 27

Name of Trustee	Mid Cap Equity Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Small Cap Blend Fund	Small Cap Equity Fund
Independent Trustees
John F. Finn	$2,819	$4,779	$6,502	$2,025	$3,658
Stephen P. Fisher	2,273	3,380	4,354	1,824	2,747
Gary L. French	2,070	2,861	3,557	1,749	2,409
Kathleen M. Gallagher	2,273	3,380	4,354	1,824	2,747
Robert J. Grassi	2,070	2,861	3,557	1,749	2,409
Frankie D. Hughes	2,070	2,861	3,557	1,749	2,409
Raymond Kanner	2,273	3,380	4,354	1,824	2,747
Thomas P. Lemke	2,070	2,861	3,557	1,749	2,409
Lawrence R. Maffia	2,070	2,861	3,557	1,749	2,409
Mary E. Martinez	2,507	3,980	5,275	1,910	3,138
Marilyn McCoy	2,070	2,861	3,557	1,749	2,409
Dr. Robert A. Oden, Jr.	2,273	3,380	4,354	1,824	2,747
Marian U. Pardo	2,273	3,380	4,354	1,824	2,747
Emily A. Youssouf	2,070	2,861	3,557	1,749	2,409
Interested Trustees
Robert Deutsch	2,273	3,380	4,354	1,824	2,747
Nina O. Shenker[8]	2,070	2,861	3,557	1,749	2,409

Name of Trustee	Small Cap Growth Fund	Small Cap Value Fund	SMID Cap Equity Fund	U.S. Applied Data Science Value Fund	U.S. Equity Fund
Independent Trustees
John F. Finn	$2,974	$2,059	$1,678	$1,629	$9,546
Stephen P. Fisher	2,360	1,843	1,628	1,600	6,074
Gary L. French	2,132	1,763	1,609	1,589	4,785
Kathleen M. Gallagher	2,360	1,843	1,628	1,600	6,074
Robert J. Grassi	2,132	1,763	1,609	1,589	4,785
Frankie D. Hughes	2,132	1,763	1,609	1,589	4,785
Raymond Kanner	2,360	1,843	1,628	1,600	6,074
Thomas P. Lemke	2,132	1,763	1,609	1,589	4,785
Lawrence R. Maffia	2,132	1,763	1,609	1,589	4,785
Mary E. Martinez	2,623	1,936	1,649	1,612	7,562
Marilyn McCoy	2,132	1,763	1,609	1,589	4,785
Dr. Robert A. Oden, Jr.	2,360	1,843	1,628	1,600	6,074
Marian U. Pardo	2,360	1,843	1,628	1,600	6,074
Emily A. Youssouf	2,132	1,763	1,609	1,589	4,785
Interested Trustees
Robert Deutsch	2,360	1,843	1,628	1,600	6,074
Nina O. Shenker[8]	2,132	1,763	1,609	1,589	4,785

Name of Trustee	U.S. GARP Equity Fund	U.S. Large Cap Core Plus Fund	U.S. Research Enhanced Equity Fund	U.S. Small Company Fund	U.S. Sustainable Leaders Fund
Independent Trustees
John F. Finn	$1,958	$2,065	$4,178	$1,893	$1,627
Stephen P. Fisher	1,786	1,847	3,041	1,749	1,599
Gary L. French	1,722	1,766	2,618	1,696	1,588
Kathleen M. Gallagher	1,786	1,847	3,041	1,749	1,599
Robert J. Grassi	1,722	1,765	2,618	1,696	1,588
Frankie D. Hughes	1,722	1,765	2,618	1,696	1,588
Raymond Kanner	1,786	1,847	3,041	1,749	1,599
Thomas P. Lemke	1,722	1,766	2,618	1,696	1,588
Lawrence R. Maffia	1,722	1,765	2,618	1,696	1,588
Mary E. Martinez	1,859	1,940	3,528	1,811	1,611
Marilyn McCoy	1,722	1,765	2,618	1,696	1,588
Dr. Robert A. Oden, Jr.	1,786	1,847	3,041	1,749	1,599
Marian U. Pardo	1,786	1,847	3,041	1,749	1,599
Emily A. Youssouf	1,722	1,766	2,618	1,696	1,588
Interested Trustees
Robert Deutsch	1,786	1,847	3,041	1,749	1,599
Nina O. Shenker[8]	1,722	1,765	2,618	1,696	1,588

Part I - 28

Name of Trustee	U.S. Value Fund	Value Advantage Fund	Total Compensation Paid From Fund Complex[1]
Independent Trustees
John F. Finn	$3,210	$4,853	$660,000
Stephen P. Fisher	2,494	3,422	485,000
Gary L. French	2,228	2,891	420,000[2]
Kathleen M. Gallagher	2,494	3,422	485,000[3]
Robert J. Grassi	2,228	2,891	420,000
Frankie D. Hughes	2,228	2,891	420,000
Raymond Kanner	2,494	3,422	485,000[4]
Thomas P. Lemke	2,228	2,891	420,000[5]
Lawrence R. Maffia	2,228	2,891	420,000
Mary E. Martinez	2,801	4,035	560,000
Marilyn McCoy	2,228	2,891	420,000[6]
Dr. Robert A. Oden, Jr.	2,494	3,422	485,000
Marian U. Pardo	2,494	3,422	485,000
Emily A. Youssouf	2,228	2,891	420,000[2]
Interested Trustees
Robert Deutsch	2,494	3,422	485,000[7]
Nina O. Shenker[8]	2,228	2,891	420,000[6]
1
A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eight registered investment companies (168 J.P. Morgan Funds).
2
Includes $126,000 of Deferred Compensation.
3
Includes $145,500 of Deferred Compensation.
4
Includes $485,000 of Deferred Compensation.
5
Includes $252,000 of Deferred Compensation.
6
Includes $420,000 of Deferred Compensation.
7
Includes $194,000 of Deferred Compensation.
8
The compensation Ms. Shenker received from the Funds for the period ended 12/31/23 was reimbursed by JPMIM.
For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
INVESTMENT ADVISER
Investment Advisory Fees
The table below sets forth the investment advisory fees paid by the Funds to JPMIM (waived amounts are in parentheses), as applicable with respect to the fiscal years indicated (amounts in thousands):
	Fiscal Year Ended
	June 30, 2022		June 30, 2023		June 30, 2024
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Diversified Fund	$3,841	$(591)	$2,475	$(480)	$1,862	$(329)
Equity Income Fund	195,472	(1,074)	190,701	(1,589)	183,109	(504)
Equity Index Fund	168	(2,924)	—	(2,939)	—	(3,555)
Equity Premium Income Fund	5,091	(340)	11,695	(190)	14,847	(116)
Growth Advantage Fund	77,580	(5,135)	65,662	(7,169)	86,999	(8,557)
Hedged Equity Fund	46,463	(201)	38,060	(316)	42,497	(715)
Hedged Equity 2 Fund	8,754	(485)	12,265	(246)	11,553	(116)
Hedged Equity 3 Fund	4,610	(357)	6,339	(216)	6,581	(87)
Large Cap Growth Fund	152,229	(16,154)	165,810	(18,874)	313,336	(23,703)
Large Cap Value Fund	12,293	(1,243)	12,393	(1,307)	13,336	(1,338)
Mid Cap Equity Fund	17,044	(2,129)	18,190	(2,286)	22,957	(2,771)
Mid Cap Growth Fund	54,917	(1,820)	49,200	(2,519)	63,270	(2,821)
Mid Cap Value Fund	102,822	(5,096)	83,047	(7,664)	78,137	(6,934)
Small Cap Blend Fund	7,565	(213)	7,514	(252)	8,666	(256)
Small Cap Equity Fund	48,518	(198)	37,878	(256)	33,087	(182)
Small Cap Growth Fund	35,939	(374)	25,285	(333)	23,961	(185)
Small Cap Value Fund	9,491	(38)	8,542	(151)	8,703	(181)
SMID Cap Equity Fund	1,986	(130)	1,526	(199)	1,707	(248)
Part I - 29

	Fiscal Year Ended
	June 30, 2022		June 30, 2023		June 30, 2024
Fund	Paid	Waived	Paid	Waived	Paid	Waived
U.S. Applied Data Science Value Fund	$532	$(180)	$401	$(170)	$333	$(179)
U.S. Equity Fund	79,635	(4,153)	76,154	(4,326)	97,901	(4,193)
U.S. GARP Equity Fund	3,248	(465)	2,659	(406)	3,326	(452)
U.S. Large Cap Core Plus Fund	15,186	(595)	8,789	(746)	10,107	(1,085)
U.S. Research Enhanced Equity Fund	11,729	(3,218)	13,718	(3,598)	15,922	(4,317)
U.S. Small Company Fund	6,365	(21)	5,434	(22)	5,507	(23)
U.S. Sustainable Leaders Fund	339	(197)	369	(162)	402	(169)
U.S. Value Fund	7,855	(943)	13,753	(1,400)	19,122	(1,876)
Value Advantage Fund	55,283	(3,777)	45,906	(5,201)	43,331	(4,874)
For more information about the investment adviser, see the “Investment Adviser and Sub-Advisers” section in Part II of this SAI.
PORTFOLIO MANAGERS
Portfolio Managers’ Other Accounts Managed*
The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2024:
	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Diversified Fund
Gary Herbert	9	$18,947,811	12	$27,283,266	4	$2,991,598
Morgan Moriarty	9	10,358,375	4	1,832,093	48	10,724,883
Charles Fishman	0	0	4	559,899	9	1,311,236
Equity Income Fund
David Silberman	8	10,179,030	8	8,372,804	16	4,240,484
Andrew Brandon	8	10,179,030	8	8,372,804	16	4,240,484
Equity Index Fund
Michael Loeffler	19	61,916,570	9	35,080,790	3	528,362
Nicholas D’Eramo	19	61,916,570	9	35,080,790	3	528,362
Alex Hamilton	12	42,715,695	9	35,080,790	871	13,201599
Equity Premium Income Fund
Hamilton Reiner	9	78,685,658	6	946,074	0	0
Raffaele Zingone	14	79,627,369	15	22,569,853	14	15,725,292
Matthew Bensen	0	0	1	133,434	0	0
Judy Jansen	0	0	1	133,434	0	0
Growth Advantage Fund
Felise Agranoff	17	23,748,746	7	13,750,645	34	4,408,071
Larry H. Lee	17	99,768,315	7	16,707,137	23	13,361,067
Hedged Equity Fund
Hamilton Reiner	9	65,221,149	6	946,074	0	0
Raffaele Zingone	14	66,162,860	15	22,569,853	14	15,725,292
Matthew Bensen	0	0	1	133,434	0	0
Judy Jansen	0	0	1	133,434	0	0
Hedged Equity 2 Fund
Hamilton Reiner	9	80,165,131	6	946,074	0	0
Raffaele Zingone	14	81,106,841	15	22,569,853	14	15,725,292
Matthew Bensen	0	0	1	133,434	0	0
Judy Jansen	0	0	1	133,434	0	0
Hedged Equity 3 Fund
Part I - 30

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Hamilton Reiner	9	$81,993,574	6	$946,074	0	$0
Raffaele Zingone	14	82,935,284	15	22,569,853	14	15,725,292
Matthew Bensen	0	0	1	133,434	0	0
Judy Jansen	0	0	1	133,434	0	0
Large Cap Growth Fund
Giri Devulapally	11	10,095,767	7	14,998,230	186	11,368,496
Holly Morris	8	4,837,904	6	14,983,049	15	10,520,616
Larry Lee	17	25,958,086	7	16,707,137	23	13,361,067
Joseph Wilson	10	5,391,508	7	22,735,536	134	11,004,842
Robert Maloney	8	4,837,904	6	14,983,049	15	10,520,616
Large Cap Value Fund
Scott Blasdell	6	11,519,685	6	4,000,247	18	892,943
John Piccard	0	0	1	126,437	2	140,409
Mid Cap Equity Fund
Jonathan Simon**	16	25,048,265	6	13,461,504	103	1,330,842
Felise Agranoff	17	39,524,814	7	13,750,645	34	4,408,071
Lawrence Playford	16	17,102,477	2	183,790	8	244,994
Daniel Bloomgarden	6	15,649,356	1	114,850	4	656,537
Ryan Jones	3	13,132,091	1	114,850	0	0
Jeremy Miller	3	13,132,091	1	114,850	1	10,637
Mid Cap Growth Fund
Felise Agranoff	17	33,227,866	7	13,750,645	34	4,408,071
Daniel Bloomgarden	6	9,352,408	1	114,850	4	656,537
Mid Cap Value Fund
Jonathan Simon**	16	16,682,428	6	13,461,504	103	1,330,842
Lawrence Playford	16	8,736,640	2	183,790	8	244,994
Ryan Jones	3	4,766,254	1	114,850	0	0
Jeremy Miller	3	4,766,254	1	114,850	1	10,637
Small Cap Blend Fund
Eytan Shapiro	3	4,522,771	4	3,336,180	1	344,620
Lawrence Playford	16	20,179,606	2	183,790	8	244,994
Small Cap Equity Fund
Don San Jose	6	1,732,418	2	791,156	3	541,943
Daniel J. Percella	5	1,822,678	2	463,976	4	880,716
Small Cap Growth Fund
Eytan Shapiro	3	2,350,611	4	3,336,180	1	344,620
Matthew Cohen***	1	739,444	3	693,762	1	344,620
Philip D. Hart	16	7,001,679	4	1,181,265	3	870,422
Michael Stein	0	0	3	693,762	0	0
Small Cap Value Fund
Phillip Hart	16	9,356,062	4	1,181,265	3	870,422
Wonseok Choi	15	5,999,129	1	179,253	4	1,012,566
Akash Gupta	12	4,093,847	2	320,446	3	870,422
Robert Ippolito	12	4,093,847	2	320,446	3	870,422
SMID Cap Equity Fund
Don San Jose	6	5,913,515	2	791,156	3	541,943
Daniel J. Percella	5	6,003,775	2	463,976	4	880,716
U.S. Applied Data Science Value Fund
Eric Moreau	1	15,248,707	2	22,848	0	0
Andrew Stern	4	17,520,670	0	0	1	142,144
U.S. Equity Fund
Scott Davis	24	7,591,696	6	16,857,678	34	21,586,053
Part I - 31

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Shilpee Raina	24	$7,591,696	7	$22,352,668	28	$21,504,797
David Small	13	17,991,898	5	11,124,993	18	8,215,699
U.S. GARP Equity Fund
Wonseok Choi	15	5,755,647	1	179,253	4	1,012,566
Andrew Stern	4	16,172,055	0	0	1	142,144
Lei (Grace) Liu	1	217,616	0	0	0	0
Ellen Sun	0	0	0	0	0	0
U.S. Large Cap Core Plus Fund
Susan Bao	0	0	5	17,310,224	463	1,515,665
Steven Lee	1	266,519	5	17,373,095	2	1,442,175
U.S. Research Enhanced Equity Fund
Raffaele Zingone	14	76,483,062	15	22,569,853	14	15,725,292
Tim Snyder	7	26,066,953	5	3,832,976	12	15,186,629
U.S. Small Company Fund
Phillip Hart	16	9,670,430	4	1,181,265	3	870,422
Wonseok Choi	15	6,313,497	1	179,253	4	1,012,566
Akash Gupta	12	4,408,215	2	320,446	3	870,422
Robert Ippolito	12	4,408,215	2	320,446	3	870,422
U.S. Sustainable Leaders Fund
Andrew Stern	4	17,472,580	0	0	1	142,144
Wonseok Choi	15	7,056,172	1	179,253	4	1,012,566
Lei (Grace) Liu	1	1,518,141	0	0	0	0
U.S. Value Fund
Andrew Brandon	8	49,068,179	8	8,372,804	16	4,240,484
David Silberman	8	49,068,179	8	8,372,804	16	4,240,484
Value Advantage Fund
Jonathan Simon**	16	20,832,195	6	13,461,504	103	1,330,842
Scott Blasdell	6	7,011,733	6	4,000,247	18	892,943
Graham Spence	9	1,567,403	1	1,489,989	1	12,632
The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2024:
	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Diversified Fund
Gary Herbert	0	$0	0	$0	1	$2,831,933
Morgan Moriarty	0	0	0	0	2	3,105,083
Charles Fishman	0	0	0	0	3	4,329,661
Equity Income Fund
David Silberman	0	0	0	0	0	0
Andrew Brandon	0	0	0	0	0	0
Equity Index Fund
Michael Loeffler	0	0	0	0	0	0
Nicholas D’Eramo	0	0	0	0	0	0
Alex Hamilton	0	0	0	0	0	0
Equity Premium Income Fund
Hamilton Reiner	0	0	0	0	0	0
Raffaele Zingone	0	0	0	0	6	3,036,625
Part I - 32

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Matthew Bensen	0	$0	0	$0	0	$0
Judy Jansen	0	0	0	0	0	0
Growth Advantage Fund
Felise Agranoff	0	0	0	0	1	132,293
Larry H. Lee	0	0	0	0	1	132,293
Hedged Equity Fund
Hamilton Reiner	0	0	0	0	0	0
Raffaele Zingone	0	0	0	0	6	3,036,625
Matthew Bensen	0	0	0	0	0	0
Judy Jansen	0	0	0	0	0	0
Hedged Equity 2 Fund
Hamilton Reiner	0	0	0	0	0	0
Raffaele Zingone	0	0	0	0	6	3,036,625
Matthew Bensen	0	0	0	0	0	0
Judy Jansen	0	0	0	0	0	0
Hedged Equity 3 Fund
Hamilton Reiner	0	0	0	0	0	0
Raffaele Zingone	0	0	0	0	6	3,036,625
Matthew Bensen	0	0	0	0	0	0
Judy Jansen	0	0	0	0	0	0
Large Cap Growth Fund
Giri Devulapally	0	0	0	0	0	0
Holly Morris	0	0	0	0	0	0
Larry Lee	0	0	0	0	1	132,293
Joseph Wilson	0	0	0	0	0	0
Robert Maloney	0	0	0	0	0	0
Large Cap Value Fund
Scott Blasdell	0	0	0	0	0	0
John Piccard	0	0	0	0	0	0
Mid Cap Equity Fund
Jonathan Simon**	0	0	0	0	1	120,738
Felise Agranoff	0	0	0	0	1	132,293
Lawrence Playford	0	0	0	0	1	120,738
Daniel Bloomgarden	0	0	0	0	0	0
Ryan Jones	0	0	0	0	0	0
Jeremy Miller	0	0	0	0	0	0
Mid Cap Growth Fund
Felise Agranoff	0	0	0	0	1	132,293
Daniel Bloomgarden	0	0	0	0	0	0
Mid Cap Value Fund
Jonathan Simon**	0	0	0	0	1	120,738
Lawrence Playford	0	0	0	0	1	120,738
Ryan Jones	0	0	0	0	0	0
Jeremy Miller	0	0	0	0	0	0
Small Cap Blend Fund
Eytan Shapiro	0	0	0	0	0	0
Lawrence Playford	0	0	0	0	1	120,738
Small Cap Equity Fund
Don San Jose	0	0	1	915,547	1	127,337
Daniel J. Percella	0	0	1	915,547	1	127,337
Small Cap Growth Fund
Part I - 33

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Eytan Shapiro	0	$0	0	$0	0	$0
Matthew Cohen***	0	0	0	0	0	0
Philip D. Hart	0	0	0	0	0	0
Michael Stein	0	0	0	0	0	0
Small Cap Value Fund
Phillip Hart	0	0	0	0	0	0
Wonseok Choi	0	0	0	0	0	0
Akash Gupta	0	0	0	0	0	0
Robert Ippolito	0	0	0	0	0	0
SMID Cap Equity Fund
Don San Jose	0	0	1	915,547	1	127,337
Daniel J. Percella	0	0	1	915,547	1	127,337
U.S. Applied Data Science Value Fund
Eric Moreau	0	0	0	0	0	0
Andrew Stern	0	0	0	0	0	0
U.S. Equity Fund
Scott Davis	0	0	0	0	3	570,524
Shilpee Raina	0	0	0	0	3	570,524
David Small	0	0	0	0	4	1,548,802
U.S. GARP Equity Fund
Wonseok Choi	0	0	0	0	0	0
Andrew Stern	0	0	0	0	0	0
Lei (Grace) Liu	0	0	0	0	0	0
Ellen Sun	0	0	0	0	0	0
U.S. Large Cap Core Plus Fund
Susan Bao	0	0	0	0	0	0
Steven Lee	0	0	0	0	0	0
U.S. Research Enhanced Equity Fund
Raffaele Zingone	0	0	0	0	6	3,036,625
Tim Snyder	0	0	0	0	5	2,265,077
U.S. Small Company Fund
Phillip Hart	0	0	0	0	0	0
Wonseok Choi	0	0	0	0	0	0
Akash Gupta	0	0	0	0	0	0
Robert Ippolito	0	0	0	0	0	0
U.S. Sustainable Leaders Fund
Andrew Stern	0	0	0	0	0	0
Wonseok Choi	0	0	0	0	0	0
Lei (Grace) Liu	0	0	0	0	0	0
U.S. Value Fund
Andrew Brandon	0	0	0	0	0	0
David Silberman	0	0	0	0	0	0
Value Advantage Fund
Jonathan Simon**	0	0	0	0	1	120,738
Scott Blasdell	0	0	0	0	0	0
Graham Spence	0	0	0	0	1	120,738
*
The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**
Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team of the Fund.
Part I - 34

***
Matthew Cohen, M.D. has announced his retirement from JPMIM in the spring of 2025. Dr. Cohen will continue to serve on the portfolio management team of the Fund until his retirement, and upon his retirement the current portfolio managers, Eytan Shapiro, Phillip D. Hart and Michael Stein, will assume full authority of the day-to-day management of the Fund. Mr. Shapiro will continue as the lead portfolio manager on the Fund.
Portfolio Managers’ Ownership of Securities
The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of June 30, 2024. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.
Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Diversified Fund
Gary Herbert							X
Morgan Moriarty					X
Charles Fishman				X
Equity Income Fund
David Silberman							X
Andrew Brandon							X
Equity Index Fund
Michael Loeffler			X
Nicholas D’Eramo			X
Alex Hamilton	X
Equity Premium Income Fund
Hamilton Reiner							X
Raffaele Zingone						X
Matthew Bensen	X
Judy Jansen	X
Growth Advantage Fund
Felise Agranoff							X
Larry H. Lee					X
Hedged Equity Fund
Hamilton Reiner							X
Raffaele Zingone							X
Matthew Bensen				X
Judy Jansen			X
Hedged Equity 2 Fund
Hamilton Reiner							X
Raffaele Zingone					X
Matthew Bensen			X
Judy Jansen	X
Hedged Equity 3 Fund
Hamilton Reiner							X
Raffaele Zingone					X
Matthew Bensen			X
Judy Jansen	X
Large Cap Growth Fund
Giri Devulapally							X
Holly Morris							X
Larry Lee							X
Joseph Wilson							X
Robert Maloney						X
Large Cap Value Fund
Scott Blasdell							X
John Piccard						X
Part I - 35

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mid Cap Equity Fund
Jonathan Simon*					X
Felise Agranoff					X
Daniel Bloomgarden					X
Lawrence Playford	X
Ryan Jones	X
Jeremy Miller	X
Mid Cap Growth Fund
Felise Agranoff							X
Daniel Bloomgarden					X
Mid Cap Value Fund
Jonathan Simon*							X
Lawrence Playford							X
Ryan Jones				X
Jeremy Miller				X
Small Cap Blend Fund
Eytan Shapiro					X
Lawrence Playford							X
Small Cap Equity Fund
Don San Jose							X
Daniel J. Percella						X
Small Cap Growth Fund
Eytan Shapiro							X
Matthew Cohen**					X
Philip D. Hart			X
Michael Stein					X
Small Cap Value Fund
Phillip Hart					X
Wonseok Choi				X
Akash Gupta			X
Robert Ippolito			X
SMID Cap Equity Fund
Don San Jose					X
Daniel J. Percella						X
U.S. Applied Data Science Value Fund
Eric Moreau					X
Andrew Stern				X
U.S. Equity Fund
Scott Davis							X
Shilpee Raina							X
U.S. GARP Equity Fund
Andrew Stern					X
Wonseok Choi					X
Lei (Grace) Liu			X
Ellen Sun			X
U.S. Large Cap Core Plus Fund
Susan Bao							X
Steven Lee							X
U.S. Research Enhanced Equity Fund
Raffaele Zingone							X
Tim Snyder					X
U.S. Small Company Fund
Phillip Hart						X
Wonseok Choi				X
Akash Gupta				X
Part I - 36

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Robert Ippolito			X
U.S. Sustainable Leaders Fund
Andrew Stern					X
Wonseok Choi				X
Lei (Grace) Liu			X
U.S. Value Fund
Andrew Brandon							X
David Silberman							X
Value Advantage Fund
Jonathan Simon*							X
Scott Blasdell	X
Graham Spence					X
*
Mr. Simon will retire from JPMIM effective early 2025. Until his retirement, Mr. Simon will continue to serve on the portfolio management team of the Fund.
**
Matthew Cohen, M.D. has announced his retirement from JPMIM in the spring of 2025. Dr. Cohen will continue to serve on the portfolio management team of the Fund until his retirement, and upon his retirement the current portfolio managers, Eytan Shapiro, Phillip D. Hart and Michael Stein, will assume full authority of the day-to-day management of the Fund. Mr. Shapiro will continue as the lead portfolio manager on the Fund.
Portfolio Managers’ Compensation
In evaluating each portfolio manager’s performance with respect to the Funds he or she manages, JPMorgan uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the Fund:
Name of Fund	Benchmark
Diversified Fund	Diversified Composite Benchmark[1]
Equity Income Fund	Russell 1000 Value Index
Equity Index Fund	S&P 500 Index
Equity Premium Income Fund	S&P 500 Total Return Index
Growth Advantage Fund	Russell 3000 Growth Index
Hedged Equity Fund	S&P 500 Total Return Index
Hedged Equity 2 Fund	S&P 500 Total Return Index
Hedged Equity 3 Fund	S&P 500 Total Return Index
Large Cap Growth Fund	Russell 1000 Growth Index
Large Cap Value Fund	Russell 1000 Value Index
Mid Cap Equity Fund	Russell MidCap Index
Mid Cap Growth Fund	Russell Mid Cap Growth Index
Mid Cap Value Fund	Russell Midcap Value Index
Small Cap Blend Fund	Russell 2000 Index
Small Cap Equity Fund	Russell 2000 Index
Small Cap Growth Fund	Russell 2000 Growth Index
Small Cap Value Fund	Russell 2000 Value Index
SMID Cap Equity Fund	Russell 2500® Index
U.S. Applied Data Science Value Fund	Russell 1000 Value Index
U.S. Equity Fund	S&P 500 Index
U.S. GARP Equity Fund	Russell 1000 Growth Index
U.S. Large Cap Core Plus Fund	S&P 500 Index
U.S. Research Enhanced Equity Fund	S&P 500 Total Return Index
U.S. Small Company Fund	Russell 2000 Index
U.S. Sustainable Leaders Fund	S&P 500 Total Return Index
U.S. Value Fund	Russell 1000 Value Index
Value Advantage Fund	Russell 3000 Value Index
1
The Diversified Composite Benchmark consists of fixed income, U.S. and international equity securities indices.
Please see “Portfolio Manager Compensation” section in Part II of this SAI for a description of the structure and method of determining the compensation of the portfolio managers identified above.
Part I - 37

ADMINISTRATOR
Administrator Fees
The table below sets forth the administration services fees paid by the Funds to JPMIM (the amounts voluntarily waived are in parentheses) for the fiscal years indicated (amounts in thousands):
	Fiscal Year Ended
	June 30, 2022		June 30, 2023		June 30, 2024
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Diversified Fund	$350	$(343)	$197	$(265)	$138	$(204)
Equity Income Fund	16,182	—	16,033	—	15,806	—
Equity Index Fund	2,430	(3,367)	2,309	(3,202)	3,172	(3,486)
Equity Premium Income Fund	1,432	(197)	3,504	(61)	4,450	(33)
Growth Advantage Fund	6,710	(3,283)	4,558	(4,607)	5,686	(5,504)
Hedged Equity Fund	11,819	—	10,158	—	11,137	—
Hedged Equity 2 Fund	2,484	(288)	3,648	(105)	3,487	(9)
Hedged Equity 3 Fund	1,268	(222)	1,854	(113)	1,977	(21)
Large Cap Growth Fund	5,293	(9,579)	5,314	(10,735)	5,009	(13,780)
Large Cap Value Fund	1,761	(777)	1,790	(779)	1,921	(826)
Mid Cap Equity Fund	846	(1,366)	927	(1,436)	1,198	(1,767)
Mid Cap Growth Fund	5,480	(1,066)	4,483	(1,485)	5,808	(1,764)
Mid Cap Value Fund	7,508	(3,250)	4,658	(4,782)	4,576	(4,450)
Small Cap Blend Fund	771	(126)	757	(139)	883	(145)
Small Cap Equity Fund	5,621	—	4,400	—	3,833	—
Small Cap Growth Fund	3,984	(206)	2,776	(180)	2,696	(86)
Small Cap Value Fund	1,100	—	932	(71)	927	(97)
SMID Cap Equity Fund	207	(81)	109	(126)	109	(157)
U.S. Applied Data Science Value Fund	61	(117)	33	(110)	10	(118)
U.S. Equity Fund	10,166	(2,562)	9,914	(2,611)	11,253	(2,572)
U.S. GARP Equity Fund	634	(294)	516	(250)	654	(289)
U.S. Large Cap Core Plus Fund	1,439	(382)	625	(475)	604	(686)
U.S. Research Enhanced Equity Fund	2,392	(2,092)	2,875	(2,320)	3,255	(2,809)
U.S. Small Company Fund	798	—	682	—	690	—
U.S. Sustainable Leaders Fund	16	(118)	28	(105)	32	(110)
U.S. Value Fund	1,059	(591)	2,007	(834)	2,769	(1,163)
Value Advantage Fund	5,486	(2,350)	3,663	(3,301)	3,448	(3,116)
For a more complete discussion, see the “Administrator” section in Part II of this SAI.
FUND ACCOUNTING AGENT
Fund Accounting Fees
The table below sets forth the fund accounting fees paid by the Funds to JPMorgan Chase Bank for the fiscal years indicated (amounts in thousands):
	Fiscal Year Ended
Fund	June 30, 2022	June 30, 2023	June 30, 2024
Diversified Fund	$23	$20	$20
Equity Income Fund	1,224	1,236	1,148
Equity Index Fund	194	189	224
Equity Premium Income Fund	57	124	150
Growth Advantage Fund	374	344	438
Hedged Equity Fund	464	393	435
Hedged Equity 2 Fund	97	128	117
Hedged Equity 3 Fund	52	67	67
Large Cap Growth Fund	929	1,085	1,898
Large Cap Value Fund	83	88	93
Mid Cap Equity Fund	73	82	100
Mid Cap Growth Fund	216	207	256
Mid Cap Value Fund	409	359	327
Part I - 38

	Fiscal Year Ended
Fund	June 30, 2022	June 30, 2023	June 30, 2024
Small Cap Blend Fund	$30	$31	$35
Small Cap Equity Fund	184	151	127
Small Cap Growth Fund	137	101	93
Small Cap Value Fund	36	35	34
SMID Cap Equity Fund	20	20	20
U.S. Applied Data Science Value Fund	20	20	20
U.S. Equity Fund	522	521	645
U.S. GARP Equity Fund	31	26	32
U.S. Large Cap Core Plus Fund	59	37	44
U.S. Research Enhanced Equity Fund	149	179	204
U.S. Small Company Fund	26	23	23
U.S. Sustainable Leaders Fund	20	20	20
U.S. Value Fund	56	99	132
Value Advantage Fund	266	238	220
For more information, see the “Custody and Fund Accounting Fees and Expenses” section in Part II of this SAI.
SECURITIES LENDING ACTIVITIES
To the extent that any Funds engaged in securities lending during the fiscal year ended June 30, 2024, information concerning the amounts of income and fees/compensation related to securities lending activities are described below:
	Equity Income Fund	Equity Index Fund	Equity Premium Income Fund	Growth Advantage Fund	Large Cap Growth Fund
Gross Income from Securities Lending Activities[1]	$1,583,545	$5,756,114	$1,389,334	$2,825,830	$5,278,716
Fees and/or Compensation for Securities Lending Activities
Revenue Split[2]	125,861	24,384	6,952	7,807	11,900
Cash Collateral Management Fees[3]	7,615	77,227	24,386	40,112	86,266
Administrative Fees	—	—	—	—	—
Indemnification Fees	—	—	—	—	—
Rebates to Borrowers	1,071	5,369,575	1,275,046	2,683,128	5,029,695
Others Fees	—	—	—	—	—
Aggregate Fees/Compensation for Securities Lending Activities	134,547	5,471,186	1,306,385	2,731,046	5,127,861
Net Income from the Securities Lending Activities	1,448,998	284,929	82,949	94,784	150,855

	Large Cap Value Fund	Mid Cap Equity Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Small Cap Blend Fund
Gross Income from Securities Lending Activities[1]	$1,395,737	$2,398,870	$12,053,865	$6,228,506	$4,014,963
Fees and/or Compensation for Securities Lending Activities
Revenue Split[2]	24,207	6,878	35,933	15,752	29,080
Cash Collateral Management Fees[3]	18,288	36,249	157,942	82,174	49,604
Administrative Fees	—	—	—	—	—
Indemnification Fees	—	—	—	—	—
Rebates to Borrowers	1,074,355	2,271,642	11,428,761	5,943,438	3,598,356
Others Fees	—	—	—	—	—
Aggregate Fees/Compensation for Securities Lending Activities	1,116,851	2,314,770	11,622,636	6,041,364	3,677,040
Net Income from the Securities Lending Activities	278,886	84,100	431,229	187,142	337,924

Part I - 39

	Small Cap Equity Fund	Small Cap Growth Fund	Small Cap Value Fund	SMID Cap Equity Fund	U.S. Applied Data Science Value Equity Fund
Gross Income from Securities Lending Activities[1]	$12,621,698	$12,561,686	$3,702,756	$20,422	$-
Fees and/or Compensation for Securities Lending Activities
Revenue Split[2]	35,968	76,096	29,182	146	—
Cash Collateral Management Fees[3]	176,967	161,919	46,869	513	—
Administrative Fees	—	—	—	—	—
Indemnification Fees	—	—	—	—	—
Rebates to Borrowers	11,964,111	11,442,545	3,283,082	17,787	—
Others Fees	—	—	—	—	—
Aggregate Fees/Compensation for Securities Lending Activities	12,177,045	11,680,560	3,359,133	18,446	—
Net Income from the Securities Lending Activities	444,653	881,127	343,624	1,976	—

	U.S. Equity Fund	U.S. GARP Equity Fund	U.S. Small Company Fund	U.S. Sustainable Leaders Fund	U.S.Value Fund
Gross Income from Securities Lending Activities[1]	$215,019	$246,640	$3,200,763	$-	$340,622
Fees and/or Compensation for Securities Lending Activities
Revenue Split[2]	678	473	33,375	—	656
Cash Collateral Management Fees[3]	15,499	3,368	39,725	—	4,832
Administrative Fees	—	—	—	—	—
Indemnification Fees	—	—	—	—	—
Rebates to Borrowers	190,041	236,865	2,740,868	—	326,088
Others Fees	—	—	—	—	—
Aggregate Fees/Compensation for Securities Lending Activities	206,219	240,705	2,813,968	—	331,576
Net Income from the Securities Lending Activities	8,800	5,935	386,795	—	9,047

Value Advantage Fund
Gross Income from Securities Lending Activities[1]	$4,130,693
Fees and/or Compensation for Securities Lending Activities
Revenue Split[2]	45,428
Cash Collateral Management Fees[3]	55,227
Administrative Fees	—
Indemnification Fees	—
Rebates to Borrowers	3,498,113
Others Fees	—
Aggregate Fees/Compensation for Securities Lending Activities	3,598,767
Net Income from the Securities Lending Activities	531,925
1 Gross income includes income from the reinvestment of cash collateral, premium income (i.e.
rebates paid by borrowers to the Fund), management fees from a pooled cash collateral reinvestment vehicle that are deducted from the vehicle's assets before income is distributed, and any other income.

2 Revenue split represents the share of revenue generated by securities lending program and paid to Citibank, N.A.
3 Cash collateral is reinvested in certain JPMorgan money market funds that are advised by JPMIM
(“money market funds”). Cash collateral management fees include the fees and expenses deducted from the money market funds. The contractual management fees are derived using the Total
Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements from the money market funds’ most recently available prospectus. Actual fees incurred by the money market funds may differ due to other expenses, fee waivers and expense reimbursements.

For more information, see the “Securities Lending Agent” section in Part II of this SAI.
Part I - 40

DISTRIBUTOR
Compensation Paid to JPMDS
The following table describes the compensation paid by the Funds to the principal underwriter, JPMDS, for the fiscal year ended June 30, 2024 (amounts have been rounded to the nearest whole dollar):
Fund	Total Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Diversified Fund	$3,483	$1,103	$—	$297,657
Equity Income Fund	140,128	23,459	146	18,438,738
Equity Index Fund	66,754	7,472	60	2,750,873
Equity Premium Income Fund	727,030	242,419	—	3,159,804
Growth Advantage Fund	533,649	90,067	48	14,156,729
Hedged Equity Fund	146,895	46,610	—	6,684,732
Hedged Equity 2 Fund	24,076	43,349	—	2,318,221
Hedged Equity 3 Fund	14,708	13,044	—	1,148,851
Large Cap Growth Fund	871,991	157,739	57	21,407,645
Large Cap Value Fund	29,084	13,437	—	1,452,574
Mid Cap Equity Fund	91,971	7,868	—	1,866,671
Mid Cap Growth Fund	99,432	15,214	623	4,023,056
Mid Cap Value Fund	32,211	8,521	51	3,708,704
Small Cap Blend Fund	56,949	8,944	—	1,007,260
Small Cap Equity Fund	28,056	6,603	—	1,401,732
Small Cap Growth Fund	9,253	1,239	—	1,158,320
Small Cap Value Fund	2,654	1,191	—	523,424
SMID Cap Equity Fund	2,641	1,781	—	398,011
U.S. Applied Data Science Value Fund	1,036	164	—	143,278
U.S. Equity Fund	304,471	95,763	103	10,499,891
U.S. GARP Equity Fund	13,908	1,476	—	631,169
U.S. Large Cap Core Plus Fund	38,881	30,164	—	998,866
U.S. Research Enhanced Equity Fund	99	—	—	439,562
U.S. Small Company Fund	3,670	986	—	604,854
U.S. Sustainable Leaders Fund	3,530	130	—	156,712
U.S. Value Fund	142,214	57,140	—	3,720,779
Value Advantage Fund	92,300	38,731	—	4,656,758
*
Fees paid by a Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.
The following table sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds with respect to the fiscal years indicated (amounts have been rounded to the nearest whole dollar):
	Fiscal Year Ended
Fund	June 30, 2022	June 30, 2023	June 30, 2024
Diversified Fund	$4,300	$5,760	$3,483
Equity Income Fund	348,160	119,383	140,128
Equity Index Fund	40,170	43,395	66,754
Equity Premium Income Fund	668,074	476,561	727,030
Growth Advantage Fund	520,723	324,399	533,649
Hedged Equity Fund	49,273	51,392	146,895
Hedged Equity 2 Fund	191,402	79,879	24,076
Hedged Equity 3 Fund	77,112	23,024	14,708
Large Cap Growth Fund	539,836	506,012	871,991
Large Cap Value Fund	56,779	65,745	29,084
Mid Cap Equity Fund	95,552	97,066	91,971
Mid Cap Growth Fund	104,433	70,277	99,432
Mid Cap Value Fund	74,432	48,577	32,211
Small Cap Blend Fund	68,684	53,949	56,949
Small Cap Equity Fund	2,372	16,358	28,056
Small Cap Growth Fund	25,850	11,212	9,253
Small Cap Value Fund	11,094	4,592	2,654
SMID Cap Equity Fund	3,880	2,652	2,641
Part I - 41

	Fiscal Year Ended
Fund	June 30, 2022	June 30, 2023	June 30, 2024
U.S Small Company Fund	$11,352	$5,519	$3,670
U.S. Applied Data Science Value Fund	847	787	1,036
U.S. Equity Fund	249,376	241,967	304,471
U.S. GARP Equity Fund	4,592	2,294	13,908
U.S. Large Cap Core Plus Fund	10,496	10,510	38,881
U.S. Research Enhanced Equity Fund	287	268	99
U.S. Sustainable Leaders Fund	11,305	4,639	3,530
U.S. Value Fund	179,624	219,524	142,214
Value Advantage Fund	183,716	144,711	92,300
For more information on JPMDS, see the “Distributor” section in Part II of this SAI.
Distribution Fees
The table below sets forth the Rule 12b-1 fees that the Funds paid to or that were accrued by JPMDS (waived amounts are in parentheses) with respect to the fiscal periods indicated (amounts in thousands).
	Fiscal Year Ended
	June 30, 2022		June 30, 2023		June 30, 2024
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Diversified Fund
Class A Shares	$311	$—	$260	$—	$263	$—
Class C Shares	81	—	52	—	35	—
Equity Income Fund
Class A Shares	12,276	—	11,429	—	10,948	—
Class C Shares	10,728	—	8,467	—	6,480	—
Class R2 Shares	452	—	527	—	500	—
Class R3 Shares	673	—	586	—	511	—
Equity Index Fund
Class A Shares	1,909	—	1,735	—	2,083	—
Class C Shares	802	—	659	—	668	—
Equity Premium Income Fund
Class A Shares	1,328	—	1,280	—	1,163	—
Class C Shares	3,447	—	2,873	—	1,997	—
Growth Advantage Fund
Class A Shares	7,533	—	6,297	—	8,471	—
Class C Shares	8,438	—	5,795	—	5,569	—
Class R2 Shares	5	—	27	—	46	—
Class R3 Shares	19	—	40	—	71	—
Hedged Equity Fund
Class A Shares	4,541	—	3,414	—	3,269	—
Class C Shares	3,691	—	3,112	—	3,416	—
Hedged Equity 2 Fund[1]
Class A Shares	522	—	797	—	643	—
Class C Shares	1,292	—	1,795	—	1,675	—
Hedged Equity 3 Fund[1]
Class A Shares	204	—	300	—	316	—
Class C Shares	511	—	799	—	833	—
Large Cap Growth Fund
Class A Shares	12,017	—	10,117	—	13,649	—
Class C Shares	5,602	—	4,268	—	5,392	—
Class R2 Shares	622	—	517	—	936	—
Class R3 Shares	650	—	647	—	1,431	—
Large Cap Value Fund
Class A Shares	556	—	682	—	722	—
Class C Shares	512	—	671	—	629	—
Class R2 Shares	59	—	67	—	71	—
Class R3 Shares	8	—	19	—	30	—
Part I - 42

	Fiscal Year Ended
	June 30, 2022		June 30, 2023		June 30, 2024
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Mid Cap Equity Fund
Class A Shares	$1,511	$—	$1,452	$—	$1,746	$—
Class C Shares	138	—	108	—	111	—
Class R2 Shares	3	—	4	—	10	—
Mid Cap Growth Fund
Class A Shares	3,774	—	2,948	—	3,223	—
Class C Shares	727	—	477	—	407	—
Class R2 Shares	265	—	219	—	251	—
Class R3 Shares	145	—	114	—	142	—
Mid Cap Value Fund
Class A Shares	3,996	—	3,063	—	2,906	—
Class C Shares	554	—	398	—	306	—
Class R2 Shares	355	—	312	—	317	—
Class R3 Shares	210	—	177	—	180	—
Small Cap Blend Fund
Class A Shares	730	—	762	—	891	—
Class C Shares	104	—	103	—	117	—
Small Cap Equity Fund
Class A Shares	1,845	—	1,296	—	1,114	—
Class C Shares	563	—	354	—	235	—
Class R2 Shares	36	—	29	—	26	—
Class R3 Shares	13	—	11	—	27	—
Small Cap Growth Fund
Class A Shares	1,476	—	939	—	842	—
Class C Shares	512	—	293	—	229	—
Class R2 Shares	119	—	84	—	75	—
Class R3 Shares	20	—	13	—	12	—
Small Cap Value Fund
Class A Shares	466	—	379	—	330	—
Class C Shares	54	—	40	—	29	—
Class R2 Shares	157	—	128	—	123	—
Class R3 Shares	43	—	39	—	41	—
SMID Cap Equity Fund
Class A Shares	412	—	334	—	321	—
Class C Shares	149	—	111	—	75	—
Class R3 Shares	5	—	3	—	2	—
U.S. Applied Data Science Value Fund
Class A Shares	146	—	119	—	107	—
Class C Shares	74	—	44	—	24	—
Class R2 Shares	15	—	13	—	12	—
U.S. Equity Fund
Class A Shares	4,432	—	4,334	—	5,478	—
Class C Shares	2,994	—	2,757	—	3,154	—
Class R2 Shares	1,324	—	1,180	—	1,352	—
Class R3 Shares	450	—	425	—	516	—
U.S. GARP Equity Fund
Class A Shares	294	—	245	—	335	—
Class C Shares	210	—	120	—	88	—
Class R2 Shares	217	—	163	—	208	—
U.S. Large Cap Core Plus Fund
Class A Shares	803	—	575	—	657	—
Class C Shares	269	—	211	—	310	—
Class R2 Shares	29	—	24	—	32	—
U.S. Research Enhanced Equity Fund
Class A Shares	419	—	403	—	440	—
Part I - 43

	Fiscal Year Ended
	June 30, 2022		June 30, 2023		June 30, 2024
Fund	Paid	Waived	Paid	Waived	Paid	Waived
U.S. Small Company Fund
Class A Shares	$313	$—	$272	$—	$272	$—
Class C Shares	137	—	79	—	48	—
Class R2 Shares	204	—	186	—	195	—
Class R3 Shares	88	—	80	—	90	—
U.S. Sustainable Leaders Fund
Class A Shares	86	—	100	—	125	—
Class C Shares	36	—	33	—	32	—
U.S. Value Fund
Class A Shares	1,558	—	2,277	—	2,848	—
Class C Shares	402	—	698	—	819	—
Class R2 Shares	15	—	21	—	28	—
Class R3 Shares	18	—	22	—	26	—
Value Advantage Fund
Class A Shares	2,797	—	3,107	—	3,215	—
Class C Shares	2,481	—	1,936	—	1,433	—
Class R2 Shares	1	—	2	—	2	—
Class R3 Shares	7	—	6	—	6	—
1
The Fund commenced operations on 11/1/22.
For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.
SHAREHOLDER SERVICING
Service Fees
Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):
Class A, Class C, Class I, Class R2, Class R3 and Class R4	Up to 0.25%
Class L and Class R5	Up to 0.10%
Class R6	None
The tables below set forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal years indicated (amounts in thousands):
	Fiscal Year Ended
	June 30, 2022		June 30, 2023		June 30, 2024
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Diversified Fund
Class A Shares	$120	$(191)	$90	$(170)	$84	$(179)
Class C Shares	13	(14)	8	(9)	5	(7)
Class I Shares	62	(66)	41	(45)	35	(44)
Class L Shares	124	(55)	104	(45)	76	(34)
Equity Income Fund
Class A Shares	12,276	—	11,429	—	10,948	—
Class C Shares	3,576	—	2,822	—	2,160	—
Class I Shares	47,301	—	46,327	—	42,641	—
Class R2 Shares	226	—	264	—	250	—
Class R3 Shares	673	—	586	—	511	—
Class R4 Shares	579	—	597	—	547	—
Class R5 Shares	1,578	—	1,318	—	1,131	—
Equity Index Fund
Class A Shares	1,039	(870)	924	(811)	1,103	(980)
Class C Shares	268	—	220	—	223	—
Class I Shares	2,064	(1,330)	1,452	(956)	1,640	(1,082)
Part I - 44

	Fiscal Year Ended
	June 30, 2022		June 30, 2023		June 30, 2024
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Equity Premium Income Fund
Class A Shares	$1,323	$(5)	$1,273	$(7)	$1,158	$(5)
Class C Shares	1,146	(3)	953	(5)	663	(3)
Class I Shares	2,748	(35)	6,832	(53)	9,616	(17)
Class R5 Shares	—*	—*	—*	—*	—*	—*
Growth Advantage Fund
Class A Shares	7,285	(248)	5,971	(326)	8,034	(437)
Class C Shares	2,717	(96)	1,821	(111)	1,741	(115)
Class I Shares	10,892	(305)	8,893	(408)	11,955	(530)
Class R2 Shares	—*	(2)	10	(3)	20	(3)
Class R3 Shares	18	(1)	38	(2)	69	(2)
Class R4 Shares	50	—*	53	—*	76	—*
Class R5 Shares	135	(1)	91	(2)	108	(2)
Hedged Equity Fund
Class A Shares	4,541	—	3,414	—	3,269	—
Class C Shares	1,230	—	1,037	—	1,139	—
Class I Shares	36,231	—	29,992	—	34,376	—
Class R5 Shares	6	—	6	—	6	—
Hedged Equity 2 Fund[1]
Class A Shares	517	(5)	791	(6)	641	(2)
Class C Shares	427	(3)	595	(3)	558	(1)
Class I Shares	7,289	(26)	9,470	(24)	9,282	(1)
Class R5 Shares	1	—*	1	—*	1	—*
Hedged Equity 3 Fund[1]
Class A Shares	202	(2)	297	(3)	315	(1)
Class C Shares	169	(1)	264	(2)	277	(1)
Class I Shares	3,853	(14)	5,476	(20)	5,331	—
Class R5 Shares	—*	—*	—*	—*	—*	—*
Large Cap Growth Fund
Class A Shares	11,751	(266)	9,848	(269)	13,320	(329)
Class C Shares	1,852	(15)	1,411	(12)	1,780	(17)
Class I Shares	27,133	(11)	29,461	(31)	46,071	(8)
Class R2 Shares	303	(8)	248	(10)	438	(30)
Class R3 Shares	648	(2)	643	(4)	1,422	(9)
Class R4 Shares	502	(1)	623	(1)	1,493	(1)
Class R5 Shares	858	(4)	720	(4)	898	(4)
Large Cap Value Fund
Class A Shares	502	(54)	619	(63)	645	(77)
Class C Shares	168	(3)	221	(3)	205	(5)
Class I Shares	3,005	(257)	3,289	(137)	3,373	(157)
Class R2 Shares	27	(2)	31	(3)	32	(3)
Class R3 Shares	8	—*	19	—*	29	(1)
Class R4 Shares	1	—*	2	—*	3	(1)
Class R5 Shares	23	(2)	24	(2)	30	(2)
Mid Cap Equity Fund
Class A Shares	1,509	(2)	1,440	(12)	1,733	(13)
Class C Shares	45	(1)	33	(3)	35	(2)
Class I Shares	2,336	(21)	2,282	(4)	2,548	(3)
Class R2 Shares	1	(1)	1	(1)	2	(3)
Class R5 Shares	—*	—*	5	—*	11	—*
Mid Cap Growth Fund
Class A Shares	3,011	(763)	2,060	(888)	2,219	(1,004)
Class C Shares	203	(39)	117	(42)	97	(39)
Class I Shares	3,448	(1,105)	3,219	(1,125)	4,718	(1,472)
Class R2 Shares	113	(20)	86	(23)	100	(26)
Class R3 Shares	144	(1)	112	(2)	138	(4)
Class R4 Shares	58	—*	52	—*	81	—*
Class R5 Shares	488	(162)	428	(42)	469	(48)
Part I - 45

	Fiscal Year Ended
	June 30, 2022		June 30, 2023		June 30, 2024
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Mid Cap Value Fund
Class A Shares	$3,843	$(153)	$2,883	$(180)	$2,720	$(186)
Class C Shares	178	(7)	124	(9)	95	(7)
Class I Shares	6,885	(203)	5,065	(221)	4,277	(191)
Class L Shares	5,600	(2,110)	6,477	(3)	5,713	(3)
Class R2 Shares	175	(3)	151	(5)	145	(13)
Class R3 Shares	209	(1)	176	(1)	179	(1)
Class R4 Shares	66	—*	50	—*	67	(1)
Class R5 Shares	81	(1)	49	—	48	(1)
Small Cap Blend Fund
Class A Shares	710	(20)	741	(21)	865	(26)
Class C Shares	33	(2)	31	(3)	35	(4)
Class I Shares	873	(5)	908	(5)	1,017	(5)
Small Cap Equity Fund
Class A Shares	1,845	—	1,296	—	1,114	—
Class C Shares	188	—	118	—	78	—
Class I Shares	8,711	(32)	5,951	(239)	4,942	(295)
Class R2 Shares	17	(1)	12	(2)	11	(2)
Class R3 Shares	13	—	11	—	27	—
Class R4 Shares	2	—*	2	—*	2	—*
Class R5 Shares	644	(424)	494	(366)	382	(316)
Small Cap Growth Fund
Class A Shares	1,433	(43)	900	(39)	800	(42)
Class C Shares	166	(5)	95	(3)	73	(3)
Class I Shares	2,084	(18)	1,210	(15)	1,305	(18)
Class L Shares	826	—	567	—	549	—
Class R2 Shares	56	(4)	38	(4)	33	(5)
Class R3 Shares	18	(2)	11	(2)	11	(1)
Class R4 Shares	14	—*	13	—*	10	(1)
Class R5 Shares	31	(1)	19	(1)	15	(1)
Small Cap Value Fund
Class A Shares	466	—	314	(65)	234	(96)
Class C Shares	16	(2)	10	(3)	6	(4)
Class I Shares	562	(40)	451	(90)	370	(100)
Class R2 Shares	55	(24)	42	(22)	38	(24)
Class R3 Shares	37	(6)	33	(6)	35	(6)
Class R4 Shares	64	(3)	55	(1)	51	—
Class R5 Shares	51	—	59	(2)	92	(1)
SMID Cap Equity Fund
Class A Shares	386	(26)	310	(24)	293	(28)
Class C Shares	49	(1)	36	(1)	23	(2)
Class I Shares	346	(9)	275	(8)	238	(7)
Class R3 Shares	5	—*	3	—*	2	—*
Class R4 Shares	2	—*	1	—*	1	—*
U.S. Applied Data Science Value Fund
Class A Shares	81	(65)	66	(53)	61	(46)
Class C Shares	13	(12)	7	(7)	3	(5)
Class I Shares	177	(123)	133	(94)	121	(81)
Class R2 Shares	3	(4)	5	(2)	4	(2)
Class R5 Shares	4	—*	4	—*	4	—*
Part I - 46

	Fiscal Year Ended
	June 30, 2022		June 30, 2023		June 30, 2024
Fund	Paid	Waived	Paid	Waived	Paid	Waived
U.S. Equity Fund
Class A Shares	$4,345	$(87)	$4,249	$(85)	$5,367	$(111)
Class C Shares	985	(13)	907	(12)	1,037	(15)
Class I Shares	4,852	(71)	5,551	(245)	10,062	(276)
Class L Shares	1,899	—	1,728	—	2,334	—
Class R2 Shares	655	(7)	582	(8)	667	(9)
Class R3 Shares	446	(4)	420	(5)	509	(7)
Class R4 Shares	145	(1)	151	(1)	206	(1)
Class R5 Shares	1,071	(10)	975	(11)	1,151	(13)
U.S. GARP Equity Fund
Class A Shares	283	(11)	237	(8)	325	(10)
Class C Shares	68	(2)	39	(1)	27	(2)
Class I Shares	352	(3)	220	(4)	324	(5)
Class R2 Shares	87	(22)	60	(22)	84	(20)
Class R5 Shares	143	—*	106	(1)	134	(1)
U.S. Large Cap Core Plus Fund
Class A Shares	475	(328)	186	(389)	118	(539)
Class C Shares	51	(39)	22	(48)	18	(85)
Class I Shares	2,260	(1,573)	751	(1,418)	505	(2,076)
Class R2 Shares	13	(1)	11	(1)	15	(1)
Class R5 Shares	34	—*	28	—*	35	(1)
U.S. Research Enhanced Equity Fund
Class A Shares	158	(261)	153	(250)	167	(273)
Class I Shares	711	(1,083)	659	(1,002)	750	(1,142)
U.S. Small Company Fund
Class A Shares	313	—	245	(27)	232	(40)
Class C Shares	46	—	22	(4)	12	(4)
Class I Shares	516	—	383	(38)	360	(54)
Class L Shares	288	—	224	—	221	—
Class R2 Shares	102	—	93	—	98	—
Class R3 Shares	88	—	80	—	90	—
Class R4 Shares	27	—	20	—	14	—
Class R5 Shares	8	—	12	—	19	—
U.S. Sustainable Leaders Fund
Class A Shares	14	(72)	18	(82)	22	(103)
Class C Shares	2	(10)	1	(10)	2	(9)
Class I Shares	50	(207)	42	(168)	38	(157)
U.S. Value Fund
Class A Shares	1,445	(113)	2,161	(116)	2,693	(155)
Class C Shares	130	(4)	229	(4)	267	(6)
Class I Shares	2,765	(13)	4,620	(23)	5,846	(29)
Class R2 Shares	7	—*	10	—*	14	—*
Class R3 Shares	18	—*	22	—*	25	(1)
Class R4 Shares	1	—*	5	—*	8	(1)
Class R5 Shares	2	—*	7	—*	10	—*
Value Advantage Fund
Class A Shares	2,687	(110)	2,926	(181)	3,016	(199)
Class C Shares	784	(43)	596	(49)	432	(46)
Class I Shares	5,715	(185)	4,697	(251)	4,051	(223)
Class L Shares	1,870	—	1,528	—*	1,334	—*
Class R2 Shares	—*	—*	1	—*	—	(1)
Class R3 Shares	6	(1)	5	(1)	5	(1)
Class R4 Shares	3	—*	—*	—*	1	—*
Class R5 Shares	1	—*	10	—*	19	—*
*
Amount rounds to less than $500.
1
The Fund commenced operations on 11/1/22.
For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.
Part I - 47

BROKERAGE AND RESEARCH SERVICES
Brokerage Commissions
The Funds paid the following brokerage commissions for the indicated fiscal years:
	Fiscal Year Ended
Fund	June 30, 2022	June 30, 2023	June 30, 2024
Diversified Fund
Total Brokerage Commissions	$193,500	$187,765	$132,123
Brokerage Commissions to Affiliated Broker/Dealers	—	—	762
Equity Income Fund
Total Brokerage Commissions	3,617,942	1,735,993	5,813,277
Brokerage Commissions to Affiliated Broker/Dealers	—	—	87,363
Equity Index Fund
Total Brokerage Commissions	148,501	161,772	53,213
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Equity Premium Income Fund
Total Brokerage Commissions	473,464	734,115	583,748
Brokerage Commissions to Affiliated Broker/Dealers	—	—	13,869
Growth Advantage Fund
Total Brokerage Commissions	1,792,809	2,096,870	1,335,641
Brokerage Commissions to Affiliated Broker/Dealers	—	—	46,983
Hedged Equity Fund
Total Brokerage Commissions	5,522,944	6,154,080	4,279,089
Brokerage Commissions to Affiliated Broker/Dealers	—	—	139,406
Hedged Equity 2 Fund
Total Brokerage Commissions	1,871,175	2,078,199	1,620,090
Brokerage Commissions to Affiliated Broker/Dealers	—	—	64,766
Hedged Equity 3 Fund
Total Brokerage Commissions	1,002,509	1,082,338	984,070
Brokerage Commissions to Affiliated Broker/Dealers	—	—	56,869
Large Cap Growth Fund
Total Brokerage Commissions	4,416,930	8,276,860	6,631,139
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Large Cap Value Fund
Total Brokerage Commissions	2,548,963	2,542,827	3,584,349
Brokerage Commissions to Affiliated Broker/Dealers	—	—	65,226
Mid Cap Equity Fund
Total Brokerage Commissions	584,213	719,739	890,821
Brokerage Commissions to Affiliated Broker/Dealers	—	—	47,369
Mid Cap Growth Fund
Total Brokerage Commissions	1,718,005	1,697,426	2,503,491
Brokerage Commissions to Affiliated Broker/Dealers	—	—	2,424
Mid Cap Value Fund
Total Brokerage Commissions	2,590,278	1,502,002	1,855,901
Brokerage Commissions to Affiliated Broker/Dealers	—	—	8,189
Small Cap Blend Fund
Total Brokerage Commissions	718,009	578,400	558,170
Brokerage Commissions to Affiliated Broker/Dealers	—	—	26,582
Small Cap Equity Fund
Total Brokerage Commissions	1,610,696	1,354,580	1,481,007
Brokerage Commissions to Affiliated Broker/Dealers	—	—	11,772
Small Cap Growth Fund
Total Brokerage Commissions	2,060,676	1,529,499	1,702,019
Brokerage Commissions to Affiliated Broker/Dealers	—	—	157,584
Part I - 48

	Fiscal Year Ended
Fund	June 30, 2022	June 30, 2023	June 30, 2024
Small Cap Value Fund
Total Brokerage Commissions	$1,129,527	$1,658,309	$1,579,140
Brokerage Commissions to Affiliated Broker/Dealers	—	—	35,711
SMID Cap Equity Fund
Total Brokerage Commissions	67,195	67,665	101,715
Brokerage Commissions to Affiliated Broker/Dealers	—	—	5,496
U.S. Applied Data Science Value Fund
Total Brokerage Commissions	59,345	18,781	16,328
Brokerage Commissions to Affiliated Broker/Dealers	—	—	717
U.S. Equity Fund
Total Brokerage Commissions	3,244,514	3,986,928	4,637,356
Brokerage Commissions to Affiliated Broker/Dealers	—	—	71,640
U.S. GARP Equity Fund
Total Brokerage Commissions	167,313	142,944	155,240
Brokerage Commissions to Affiliated Broker/Dealers	—	—	786
U.S. Large Cap Core Plus Fund
Total Brokerage Commissions	1,238,112	961,206	1,116,266
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
U.S. Research Enhanced Equity Fund
Total Brokerage Commissions	853,597	940,629	960,611
Brokerage Commissions to Affiliated Broker/Dealers	—	—	7,897
U.S. Small Company Fund
Total Brokerage Commissions	912,903	940,784	814,376
Brokerage Commissions to Affiliated Broker/Dealers	—	—	26,791
U.S. Sustainable Leaders Fund
Total Brokerage Commissions	33,916	30,219	14,445
Brokerage Commissions to Affiliated Broker/Dealers	—	—	635
U.S. Value Fund
Total Brokerage Commissions	383,750	499,001	425,382
Brokerage Commissions to Affiliated Broker/Dealers	—	—	12,110
Value Advantage Fund
Total Brokerage Commissions	1,629,633	1,813,936	988,621
Brokerage Commissions to Affiliated Broker/Dealers	—	—	1
For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.
Broker Research
For the fiscal year ended June 30, 2024, the Adviser allocated brokerage commissions to brokers who provided broker research, including third party broker research, for the Funds as follows:
Fund Name	Amount
Diversified Fund	$8,391
Equity Income Fund	2,116,110
Equity Index Fund	3,931
Equity Premium Income Fund	289,605
Growth Advantage Fund	552,802
Hedged Equity 2 Fund	345,880
Hedged Equity 3 Fund	219,848
Hedged Equity Fund	1,040,790
Large Cap Growth Fun	2,692,922
Large Cap Value Fund	1,570,073
Mid Cap Equity Fund	371,837
Mid Cap Growth Fund	931,178
Mid Cap Value Fun	653,270
Small Cap Blend Fund	213,609
Small Cap Equity Fund	595,528
Part I - 49

Fund Name	Amount
Small Cap Growth Fund	$697,154
Small Cap Value Fund	805,821
SMID Cap Equity Fund	52,007
U.S. Applied Data Science Value Fund	9,062
U.S. Equity Fund	1,887,804
U.S. GARP Equity Fund	82,558
U.S. Large Cap Core Plus Fund	572,213
U.S. Research Enhanced Equity Fund	481,072
U.S. Small Company Fund	413,768
U.S. Sustainable Leaders Fund	7,503
U.S. Value Fund	192,163
Value Advantage Fund	425,095
Securities of Regular Broker-Dealers
As of June 30, 2024, certain Funds owned securities of their regular broker-dealers (or parents thereof) as shown below:
Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
Diversified Fund	Ameriprise Financial, Inc.	$436
	Bank of America Corp.	3,344
	Barclays plc	414
	BNP Paribas SA	252
	Citigroup, Inc.	867
	Goldman Sachs Group, Inc. (The)	1,037
	KeyCorp	121
	Morgan Stanley	1,664
	Nomura Holdings, Inc.	231
	UBS Group AG	1,360
	Wells Fargo & Co.	2,888
Equity Income Fund	Bank of America Corp.	1,157,394
	Charles Schwab Corp. (The)	905,174
	Morgan Stanley	928,260
	Wells Fargo & Co.	1,351,435
Equity Index Fund	American International Group, Inc.	11,073
	Bank of America Corp.	60,811
	Broadridge Financial Solutions	5,232
	Charles Schwab Corp. (The)	24,724
	Citigroup, Inc.	27,204
	Fidelity National Information Services, Inc.	9,421
	Goldman Sachs Group, Inc. (The)	32,780
	JPMorgan Chase & Co.	130,535
	Morgan Stanley	35,911
	Raymond James Financial, Inc.	5,182
Equity Premium Income Fund	Ameriprise Financial, Inc.	28,519
Growth Advantage Fund	Morgan Stanley	155,111
Hedged Equity 2 Fund	Ameriprise Financial, Inc.	5,855
	Bank of America Corp.	55,524
	Charles Schwab Corp. (The)	18,991
	Citigroup, Inc.	5,818
	Fidelity National Information Services, Inc.	14,768
	Goldman Sachs Group, Inc. (The)	29,048
	Wells Fargo & Co.	42,971
Part I - 50

Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
Hedged Equity 3 Fund	Ameriprise Financial, Inc.	$3,530
	Bank of America Corp.	33,477
	Charles Schwab Corp. (The)	11,447
	Citigroup, Inc.	3,703
	Fidelity National Information Services, Inc.	8,902
	Goldman Sachs Group, Inc. (The)	17,509
	Wells Fargo & Co.	25,902
Hedged Equity Fund	Ameriprise Financial, Inc.	23,216
	Bank of America Corp.	220,206
	Charles Schwab Corp. (The)	75,300
	Citigroup, Inc.	24,361
	Fidelity National Information Services, Inc.	58,554
	Goldman Sachs Group, Inc. (The)	115,175
	Wells Fargo & Co.	170,379
Large Cap Value Fund	Bank of America Corp.	102,189
	Citigroup, Inc.	108,383
	Fidelity National Information Services, Inc.	44,104
	Jefferies	8,997
	Wells Fargo & Co.	73,481
Mid Cap Equity Fund	Ameriprise Financial, Inc.	64,484
	Fidelity National Information Services, Inc.	32,160
	LPL Holdings, Inc.	15,574
	Morgan Stanley	15,126
Mid Cap Growth Fund	Morgan Stanley	103,657
	Raymond James Financial, Inc.	76,154
Mid Cap Value Fund	Fidelity National Information Services, Inc.	142,352
Small Cap Blend Fund	EVERCORE GROUP INC	7,791
	LPL Holdings, Inc.	6,565
Small Cap Growth Fund	EVERCORE GROUP INC	38,412
Small Cap Value Fund	Piper Sandler & Co.	614
SMID Cap Equity Fund	LPL Holdings, Inc.	3,800
U.S. Applied Data Science Value Fund	Bank of America Corp.	3,483
	Charles Schwab Corp. (The)	1,545
	Citigroup, Inc.	1,918
	Fidelity National Information Services, Inc.	800
	Morgan Stanley	2,132
	Wells Fargo & Co.	3,649
U.S. Equity Fund	Ameriprise Financial, Inc.	388,956
	Morgan Stanley	469,065
	Wells Fargo & Co.	749,129
U.S. Large Cap Core Plus Fund	Ameriprise Financial, Inc.	4,509
	Bank of America Corp.	8,989
	Fidelity National Information Services, Inc.	10,219
	Goldman Sachs Group, Inc. (The)	32,972
	Raymond James Financial, Inc.	2,173
	Wells Fargo & Co.	39,757
Part I - 51

Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
U.S. Research Enhanced Equity Fund	Ameriprise Financial, Inc.	$11,209
	Bank of America Corp.	106,323
	Charles Schwab Corp. (The)	36,357
	Citigroup, Inc.	11,762
	Fidelity National Information Services, Inc.	28,273
	Goldman Sachs Group, Inc. (The)	55,611
	Principal Financial Group, Inc.	18,108
U.S. Small Company Fund	Piper Sandler & Co.	2,497
U.S. Sustainable Leaders Fund	Bank of America Corp.	3,826
	Charles Schwab Corp. (The)	2,418
	Morgan Stanley	2,500
U.S. Value Fund	Bank of America Corp.	134,529
	Charles Schwab Corp. (The)	105,484
	Goldman Sachs Group, Inc. (The)	41,183
	Morgan Stanley	106,461
Value Advantage Fund	Bank of America Corp.	208,329
	Morgan Stanley	64,465
	Wells Fargo & Co.	246,124
For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.
FINANCIAL INTERMEDIARIES
Other Cash Compensation Payments
During the fiscal year ended June 30, 2024, JPMIM paid approximately $429,641,586 for all the J.P. Morgan Funds pursuant to written agreements with Financial Intermediaries (including both FINRA members and non-members) including written agreements for sub-transfer agency and/or omnibus accounting services (collectively, “Omnibus Sub-Accounting”) and networking.
For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.
Finders’ Fee Commissions
Financial Intermediaries who sell $250,000 or more of Class A Shares in the aggregate of certain J.P. Morgan Income Funds, the J.P. Morgan Investor Funds and certain other J.P. Morgan Funds or over $1 million of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the JPMorgan SmartRetirement Funds, the other J.P. Morgan Income Funds and certain other J.P. Morgan Funds may receive finder’s fees.
Financial Intermediaries who sell over $1 million of Class A Shares of the Funds may receive a finder’s fee. Such fees are paid in accordance with the following schedule:
Amount of Purchases	Finders’ Fee
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%
*
If the total sale of Class A Shares of Funds that have Finders’ Fees (“Qualifying Funds”) is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finders’ Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.
The Distributor may also pay Financial Intermediaries a finder’s fee commission on sales of Class A Shares to certain defined contribution plans. If a plan redeems the shares of certain Funds for which a finder’s fee has been paid within 18 months of the purchase date (12 months for Mortgage-Backed Securities Fund), no CDSC is charged. However, JPMDS reserves the right to reclaim the finder’s fee paid to the Financial Intermediary. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion.
For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.
Part I - 52

Finders’ Fees Paid By Distributor
During the fiscal year ended June 30, 2024, JPMDS paid approximately $33,607,156 in finder’s fees for all J.P. Morgan Funds.
For a more complete discussion, see the “Additional Cash Compensation to Financial Intermediaries” section in Part II of this SAI.
TAX MATTERS
Capital Loss Carryforwards
As of June 30, 2024, the following Funds had net capital loss carryforwards (amounts in thousands):
	Capital Loss Carryforward Character
Fund	Short-Term	Long-Term
Diversified Fund	$2,962	$—
Equity Index Fund	32,119	65,772
Equity Premium Income Fund	654,909	155,528
Hedged Equity Fund	656,369	313,128
Hedged Equity 2 Fund	322,683	326,026
Hedged Equity 3 Fund	103,020	157,524
Large Cap Growth Fund	542,578	—
Small Cap Blend Fund	6,539	22,964
Small Cap Growth Fund	—	241,783
SMID Cap Equity Fund	—	4,867
U.S. Sustainable Leaders Fund	11,932	1,004
For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.
PORTFOLIO HOLDINGS DISCLOSURE
A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:
All Funds
JPMorgan Chase & Co.	Monthly	30 days after month end
Morningstar Inc.	Monthly	30 days after month end
All Funds excluding JPMorgan Hedged Equity 2 Fund and JPMorgan Hedged Equity 3 Fund
Bloomberg LP	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
All Funds excluding JPMorgan Hedged Equity 2 Fund and JPMorgan Hedged Equity 3 Fund
The McGraw-Hill Companies, Inc. — Standard & Poor’s	Monthly	30 days after month end
JPMorgan U.S. Large Cap Core Plus Fund
Aris Corporation	Quarterly	30 days after quarter end
JPMorgan Mid Cap Value Fund
Callan Associates	Monthly	30 days after month end
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Research Enhanced Equity Fund
Concord Advisory	Monthly	30 days after month end
JPMorgan Mid Cap Growth Fund
JPMorgan Small Cap Blend Fund
Hartland & Co.	Monthly	30 days after month end
JPMorgan Mid Cap Value Fund
JPMorgan Small Cap Growth Fund
JPMorgan U.S. GARP Equity Fund
Informa Investment Solutions (PSN)	Quarterly	30 days after quarter end
Part I - 53

JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
Jeffrey Slocum & Associates, Inc.	Quarterly	30 days after quarter end
JPMorgan Equity Income Fund
JPMorgan Large Cap Growth Fund
JPMorgan U.S. Equity Fund
Lockwood Advisors	Quarterly	30 days after quarter end
JPMorgan Small Cap Value Fund
Marco Consulting	Quarterly	30 days after quarter end
JPMorgan Equity Index Fund
JPMorgan Small Cap Value Fund
Mellon Analytical Solutions	Quarterly	30 days after quarter end
JPMorgan U.S. Large Cap Core Plus Fund
Morgan Stanley Smith Barney	Quarterly	30 days after quarter end
JPMorgan U.S. Research Enhanced Equity Fund
New England Pension Consultants	Quarterly	30 days after quarter end
JPMorgan U.S. Large Cap Core Plus Fund
Oppenheimer	Quarterly	30 days after quarter end
JPMorgan Mid Cap Value Fund
JPMorgan Small Cap Growth Fund
PSN & Morningstar	Quarterly	30 days after quarter end
JPMorgan Equity Income Fund
JPMorgan Large Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
Prime, Buchholz & Associates, Inc.	Quarterly	30 days after quarter end
JPMorgan Mid Cap Value Fund
JPMorgan Small Cap Growth Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan Value Advantage Fund
Raymond James	Quarterly	30 days after quarter end
JPMorgan Small Cap Equity Fund
Rochester Area Community Foundation	Quarterly	30 days after quarter end
JPMorgan U.S. Equity Fund
JPMorgan U.S. Research Enhanced Equity Fund
Roger Casey	Quarterly	30 days after quarter end
JPMorgan Large Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Large Cap Core Plus Fund
RV Kuhns	Quarterly	30 days after quarter end
JPMorgan SMID Cap Equity Fund
Strategic Advisors, Inc.	Quarterly	30 days after quarter end
JPMorgan Diversified Fund
JPMorgan Equity Income Fund
JPMorgan Mid Cap Value Fund
JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
JPMorgan SMID Cap Equity Fund
Part I - 54

JPMorgan U.S. Applied Data Science Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Small Company Fund
JPMorgan U.S. Sustainable Leaders Fund
Vestek	Monthly	30 days after month end
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Equity Fund
Watson Wyatt Worldwide	Quarterly	30 days after quarter end
JPMorgan Equity Index Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. GARP Equity Fund
Watson Wyatt Worldwide	Monthly	30 days after month end
JPMorgan Equity Income Fund
JPMorgan Hedged Equity Fund
JPMorgan Large Cap Growth Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Applied Data Science Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
Wells Fargo	Quarterly	30 days after quarter end
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Large Cap Core Plus Fund
Wells Fargo	Monthly	30 days after month end
JPMorgan Equity Index Fund
JPMorgan U.S. Value Fund
Wilshire	Quarterly	30 days after quarter end
For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.
SHARE OWNERSHIP
Trustees and Officers
As of December 31, 2023, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.
Principal Holders
As of September 30, 2024, the persons who owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of any class of the Funds included in this SAI are shown in Attachment I-A, Principal Shareholders.
FINANCIAL STATEMENTS
The financial statements of the Funds are incorporated by reference into this SAI. The financial statements for the fiscal year ended June 30, 2024, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Funds, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance on the report of said firm, given on the authority of said firm as experts in accounting and auditing. These financial statements included in the Financial Statements and Other Information are available online at www.jpmorganfunds.com or without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.
Part I - 55

Attachment I-A
PRINCIPAL SHAREHOLDERS
Persons who beneficially own 25% or more of the outstanding Shares of a Fund are presumed to “control” (as that term is defined in the 1940 Act) such Funds. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of such Funds. The list below includes record owners of over 5% of the share classes specified below based on the Funds’ books and records. Such shareholders may hold their Shares on behalf of other beneficial owners and may not be beneficial owners of the share classes identified.
Name of Fund	Name and Address of Shareholder	Percentage Held
JPMORGAN DIVERSIFIED FUND
CLASS A SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	45.22%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	6.49%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	23.12%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	18.75%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	11.74%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.01%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	9.25%

	ASCENSUS TRUST COMPANY FBO IAIA 401K PO BOX 10758 FARGO ND 58106-0758	7.69%

CLASS I SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	49.77%
Part I - 56

Name of Fund	Name and Address of Shareholder	Percentage Held

	EMPOWER TRUST FBO MICHIGAN CORPORATE SERVICES LLC 401 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	9.48%

CLASS L SHARES	EMPOWER TRUST FBO FBO CERTAIN RETIREMENT PLANS 8515 E ORCHARD ROAD 2T2 GREENWOOD VILLAGE CO 80111-5002	25.60%

	THE GRACO FOUNDATION PO BOX 1441 MINNEAPOLIS MN 55440-1441	22.16%

	EMPOWER TRUST FBO DISCOUNT TIRE AMERICAS TIRE RETIREM PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	21.05%

	RELIANCE TRUST COMPANY FBO MALVERN PO BOX 28004 ATLANTA GA 30358-0004	8.37%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	7.21%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	6.54%

CLASS R6 SHARES	NATIONAL FINANCIAL SERVICES LLC J P MORGAN CHASE BANK N A PALOMA RHEEM INVESTMENTS 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	35.07%

	JPMIM AS AGENT FOR* BAE SYSTEMS SUPPLEMENTAL RETIREMENT TRUST ATTN CLIENT SERVICES 1111 POLARIS PKWY # OH1-0084 COLUMBUS OH 43240-2031	31.48%
Part I - 57

Name of Fund	Name and Address of Shareholder	Percentage Held

	JPMIM AS AGENT FOR* MARTIN SPROCKET AND GEAR INC. ATTN: CLIENT SERVICES 1111 POLARIS PKWY OH1-0084 COLUMBUS OH 43240-2031	16.27%

	NATIONAL FINANCIAL SERVICES LLC KEYBANK NATIONAL ASSOCIATION KEYBANK NATIONAL ASSOCIATION PO BOX 94871 CLEVELAND OH 44101-4871	6.05%

	JPMIM AS AGENT FOR* STATE BOARD OF EDUCATION MICHIGAN SCHOOL FOR THE BLIND ATTN CLIENT SERVICES 1111 POLARIS PKWY # OH1-0084 COLUMBUS OH 43240-2031	6.04%
JPMORGAN HEDGED EQUITY FUND
CLASS A SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	43.99%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	15.31%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	11.62%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.41%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	22.88%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	15.65%
Part I - 58

Name of Fund	Name and Address of Shareholder	Percentage Held

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.45%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	10.34%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.05%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	8.01%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	7.99%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	7.85%

CLASS I SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	21.58%

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	21.46%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.09%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	8.77%
Part I - 59

Name of Fund	Name and Address of Shareholder	Percentage Held

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	7.60%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.34%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	6.05%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.94%

CLASS R5 SHARES	ASCENSUS TRUST COMPANY FBO R G JOHNSON COMPANY INC PO BOX 10758 FARGO ND 58106-0758	41.27%

	FIDELITY INVESTMENT INST OPERATIONS CUST FBO AMERICAN TANK & VESSEL, INC. 100 MAGELLAN WAY #KWIC COVINGTON KY 41015-1999	29.74%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	13.86%

CLASS R6 SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	29.92%

	SEI PRIVATE TRUST COMPANY C/O REGIONS BANK ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	12.12%

	MORI & CO 922 WALNUT ST MAILSTOP TBTS 2 KANSAS CITY MO 64106-1802	11.32%
Part I - 60

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC MARIL & CO AS NOMINEE AGENT FOR RELIANCE TRUST COMPANY 201 17TH ST NW STE 1000 ATLANTA GA 30363-1195	10.36%
JPMORGAN MID CAP EQUITY FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	88.93%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	16.87%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	16.80%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	15.39%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	12.82%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	9.52%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.26%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	5.96%

CLASS I SHARES	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	52.81%
Part I - 61

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	16.47%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	8.25%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	5.95%

CLASS R2 SHARES	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	12.21%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC PEEKSKILL CITY SCHOOL DISTRICT 717 17TH ST STE 1300 DENVER CO 80202-3304	9.33%

	FIDELITY INVESTMENTS INST OPERATIONS CO INC AS AGENT FOR FBO VEHICLE SOURCE PRODUCTS, INC. 401(K) PLAN 100 MAGELLAN WAY #KWIC COVINGTON KY 41015-1999	5.50%

CLASS R5 SHARES	FIRST STATE TRUST COMPANY 1 DELAWARE CORPORATE CENTER I 1 RIGHTER PKWY STE 120 WILMINGTON DE 19803-1533	87.92%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC CHURCH AND CLERGY 403(B) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	6.38%

CLASS R6 SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	59.19%
Part I - 62

Name of Fund	Name and Address of Shareholder	Percentage Held

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	14.97%

	MAC & CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198	8.09%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.03%
JPMORGAN SMALL CAP BLEND FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	70.38%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	5.52%

CLASS C SHARES	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	24.11%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	16.75%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	13.57%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	13.14%

CLASS I SHARES	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	23.65%
Part I - 63

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	17.84%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	12.08%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	9.93%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	9.80%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	9.26%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.53%

CLASS R6 SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	96.62%
JPMORGAN SMALL CAP EQUITY FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1901	13.68%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	10.58%
Part I - 64

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	10.08%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	9.64%

CLASS C SHARES	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	19.76%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	12.68%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	12.08%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	10.24%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	8.01%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	7.71%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.69%
Part I - 65

Name of Fund	Name and Address of Shareholder	Percentage Held

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.20%

	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7582	5.07%

CLASS I SHARES	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	17.57%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	15.62%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	12.71%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	11.05%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	8.16%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	5.43%
Part I - 66

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R2 SHARES	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	16.16%

	NATIONAL FINANCIAL SERVICES LLC FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	11.07%

	MATRIX TRUST COMPANY CUST FBO DOMINION CARTON CORPORATION 717 17TH ST STE 1300 DENVER CO 80202-3304	10.33%

	MID ATLANTIC TRUST COMPANY FBO AK ASSOCIATES 401(K) PROFIT SHARING 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	7.38%

	EQUITABLE LIFE FOR SEPARATE ACCT 65 ON BEHALF OF VARIOUS 401 K PLANS EQUITABLE LIFE 525 WASHINGTON BLVD JERSEY CITY NJ 07310-1606	6.19%

CLASS R3 SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	59.01%

	EMPOWER TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	22.11%

	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	16.10%

CLASS R4 SHARES	EMPOWER TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	99.30%

CLASS R5 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	18.64%
Part I - 67

Name of Fund	Name and Address of Shareholder	Percentage Held

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	16.64%

	RELIANCE TRUST COMPANY FBO T ROWE PRICE RETIREMENT PLAN CLIENTS PO BOX 78446 ATLANTA GEORGIA 30357	9.68%

	EMPOWER TRUST FBO VIASAT INC 401K PROFIT SHARING PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	7.10%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.31%

	EMPOWER TRUST FBO EMPLOYEE BENEFIT CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5.71%

CLASS R6 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	15.84%

	MAC & CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198	13.86%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	9.91%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	9.50%
Part I - 68

Name of Fund	Name and Address of Shareholder	Percentage Held

	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	8.46%
JPMORGAN U.S. APPLIED DATA SCIENCE VALUE FUND
CLASS A SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	15.52%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	15.40%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	10.18%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	7.79%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.45%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.11%

CLASS C SHARES	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	37.10%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	31.70%
Part I - 69

Name of Fund	Name and Address of Shareholder	Percentage Held

	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	7.63%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.09%

CLASS I SHARES	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	17.42%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	14.88%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	13.31%

	EMPOWER TRUST FBO FBO CERTAIN RETIREMENT PLANS 8515 E ORCHARD ROAD 2T2 GREENWOOD VILLAGE CO 80111-5002	10.96%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	10.48%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	9.25%

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.72%
Part I - 70

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R2 SHARES	ASCENSUS TRUST COMPANY FBO THREE WAY CHEVROLET CO. 401(K) PLAN P.O. BOX 10758 FARGO ND 58106-0758	40.04%

	FIIOC AS AGENT FOR FBO ROBINSON GREEN BERETTA CORPORATION 100 MAGELLAN WAY #KWIC COVINGTON KY 41015-1987	9.44%

	MID ATLANTIC TRUST COMPANY FBO SFA INTERIORS INC. 401(K) PSP & TRU 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	7.31%

	MID ATLANTIC TRUST COMPANY FBO SELECT DOOR AND WINDOW INC 401(K) P 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	6.90%

	FIDELITY INVESTMENTS INST OPERATIONS CUST FBO CLARKSON WALSH TERRELL & COULTER, PA 401(K) PROFIT SHARING PLAN 100 MAGELLAN WAY #KWIC COVINGTON KY 41015-1999	6.79%

	MID ATLANTIC TRUST COMPANY FBO BARRON VETERINARY CLINIC 401(K) PRO 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	5.62%

CLASS R5 SHARES	EMPOWER TRUST FBO RESCAR COMPANIES PSP & 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	41.42%

	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	24.61%

	MID ATLANTIC TRUST COMPANY FBO AQUA PHARMACEUTICALS LLC 401(K) PRO 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	10.51%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.89%
Part I - 71

Name of Fund	Name and Address of Shareholder	Percentage Held

	MID ATLANTIC TRUST COMPANY FBO HERBERT E MACCOMBIE INC 401(K) PROF 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	5.77%

	MATRIX TRUST COMPANY TRUSTEE FRONT PORCH MARKETING LLC 717 17TH ST STE 1300 DENVER CO 80202-3304	5.40%

CLASS R6 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	29.58%

	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	28.33%

	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	6.36%
JPMORGAN U.S. EQUITY FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	28.03%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	19.43%

	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.38%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	5.64%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	31.82%
Part I - 72

Name of Fund	Name and Address of Shareholder	Percentage Held

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	17.59%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.83%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	9.56%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	7.30%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.55%

	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	5.12%

CLASS I SHARES	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	33.74%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	11.04%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	10.11%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	8.88%
Part I - 73

Name of Fund	Name and Address of Shareholder	Percentage Held

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	6.82%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	5.95%

CLASS L SHARES	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	36.89%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	31.04%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.23%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.78%

	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	5.32%

CLASS R2 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	51.18%

	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	16.24%
Part I - 74

Name of Fund	Name and Address of Shareholder	Percentage Held

	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	10.14%

CLASS R3 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	47.25%

	THE HARTFORD 1 HARTFORD PLZ HARTFORD CT 06155-0001	13.40%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8.47%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.45%

CLASS R4 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.77%

	EMPOWER TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	12.03%

	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	11.89%

	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	10.40%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	8.63%
Part I - 75

Name of Fund	Name and Address of Shareholder	Percentage Held

	EMPOWER TRUST FBO RECORDKEEPING FOR EMPLOYEE BENEFITS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	8.20%

	EMPOWER TRUST FBO EMPLOYEE BENEFIT CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.25%

	MATRIX TRUST COMPANY AS AGENT FOR NEWPORT TRUST COMPANY KINDERCARE EDUCATION LLC NONQUALIFE 35 IRON POINT CIR STE 300 FOLSOM CA 95630-8589	5.02%

CLASS R5 SHARES	JOHN HANCOCK LIFE INS CO (USA) ATTN JHRPS TRADING OPS ST6 200 BERKELEY STREET BOSTON MA 02116-5022	48.34%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.47%

CLASS R6 SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	13.33%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	10.46%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	10.21%
JPMORGAN U.S. GARP EQUITY FUND
CLASS A SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	23.69%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	13.28%
Part I - 76

Name of Fund	Name and Address of Shareholder	Percentage Held

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	13.17%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	9.16%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	6.29%

CLASS C SHARES	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	27.59%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.94%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.84%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.82%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	6.71%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	6.33%
Part I - 77

Name of Fund	Name and Address of Shareholder	Percentage Held

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	5.79%

CLASS I SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	19.64%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	15.57%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	12.83%

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	10.80%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	8.31%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.39%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	6.25%

CLASS R2 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	7.79%
Part I - 78

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R5 SHARES	EMPOWER TRUST FBO PEARSON RETIREMENT PLAN 401K 8525 E ORCHARD RD GREENWOOD VLG CO 80111-5002	82.22%

	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	7.67%

CLASS R6 SHARES	JPMIM AS AGENT FOR* JPMORGAN INVESTOR GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	29.85%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR BALANCED FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	22.10%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR GROWTH AND INCOME ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	17.57%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	9.87%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.72%
JPMORGAN U.S. LARGE CAP CORE PLUS FUND
CLASS A SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	24.35%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.61%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	9.52%
Part I - 79

Name of Fund	Name and Address of Shareholder	Percentage Held

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	7.74%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	7.19%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.14%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.24%

CLASS C SHARES	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	26.61%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	15.53%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	14.54%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	12.34%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	8.87%
Part I - 80

Name of Fund	Name and Address of Shareholder	Percentage Held

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.53%

CLASS I SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	12.03%

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	10.97%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	10.44%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	9.93%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	9.73%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.60%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	7.47%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	6.51%

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6.19%
Part I - 81

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R2 SHARES	LINCOLN RETIREMENT SERVICES FBO ARMSTRONG AMBULANCE SERVICE PO BOX 7876 FORT WAYNE IN 46801-7876	49.38%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	22.03%

	MID ATLANTIC TRUST COMPANY FBO KAYAL MEDICAL GROUP LLC 401(K) PROF 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	12.22%

CLASS R5 SHARES	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	31.47%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	23.03%

	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	15.37%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.73%

CLASS R6 SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	72.78%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	19.69%
JPMORGAN U.S. RESEARCH ENHANCED EQUITY FUND
CLASS A SHARES	EMPOWER ANNUITY INSURANCE FBO FUTURE FUNDS II 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	24.44%
Part I - 82

Name of Fund	Name and Address of Shareholder	Percentage Held

	EMPOWER LIFE & ANNUITY FBO FUTURE FUNDS II 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	14.19%

	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	10.84%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	5.80%

CLASS I SHARES	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	18.98%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13.28%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	7.32%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	6.96%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.81%

	PRINCIPAL TRUST CO FBO CITY OF HOUSTON DEFERRED COMPENSATION TRUST C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5.63%
Part I - 83

Name of Fund	Name and Address of Shareholder	Percentage Held

	KANSAS POSTSECONDARY EDUCATION SAVINGS PROGRAM ATTN SSB&T CUST 694 AGGRESSIVE 4500 MAIN STREET KANSAS CITY MO 64111-1816	5.56%

CLASS R6 SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	24.35%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	10.96%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	6.35%
JPMORGAN U.S. SMALL COMPANY FUND
CLASS A SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	27.14%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	19.18%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	11.34%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	5.79%

CLASS C SHARES	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	17.16%
Part I - 84

Name of Fund	Name and Address of Shareholder	Percentage Held

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	15.90%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	13.70%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	13.42%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	11.86%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.59%

CLASS I SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	25.08%

	EMPOWER TRUST FBO EMPOWER IRA ADVANTAGE C/O FASCORE LLC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	14.94%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	7.30%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.37%

CLASS L SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	61.48%
Part I - 85

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	11.48%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	11.13%

CLASS R2 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	80.76%

CLASS R3 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	79.90%

	UMB BANK - CUSTODIAN SECURITY FINANCIAL RESOURCES 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-1000	11.80%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.11%

CLASS R4 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	81.60%

	EMPOWER TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.01%

CLASS R5 SHARES	SEI PRIVATE TRUST COMPANY ATTN MUTUAL FUNDS 1 FREEDOM VALLEY DR OAKS PA 19456-9989	77.48%

	THE TRUST COMPANY OF TENNESSEE RPS 4823 OLD KINGSTON PIKE STE 100 KNOXVILLE TN 37919-6499	14.50%
Part I - 86

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R6 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	29.16%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	9.36%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	6.29%
JPMORGAN U.S. SUSTAINABLE LEADERS FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	22.00%

	VOYA INSTITUTIONAL TRUST COMPANY CUST VOYA INSTITUTIONAL TRUST 1 ORANGE WAY # B3N WINDSOR CT 06095-4773	20.63%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	16.13%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	7.53%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	7.33%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	6.83%
Part I - 87

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS C SHARES	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	24.04%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	15.29%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	14.95%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	10.68%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.38%

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6.78%

CLASS I SHARES	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	20.84%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	17.55%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	11.86%
Part I - 88

Name of Fund	Name and Address of Shareholder	Percentage Held

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.48%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	9.31%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	8.20%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.46%

CLASS R6 SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	52.01%

	NORTHERN TR CO CUST FBO ASUF SRIP PO BOX 92956 CHICAGO IL 60675-2956	26.60%

	MAC & CO ATTN MUTUAL FUND OPERATIONS 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502	7.42%
JPMORGAN U.S. VALUE FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	42.08%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	10.46%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	5.11%
Part I - 89

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	20.55%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	13.66%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	12.19%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.59%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	7.18%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	6.50%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.19%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	5.81%

CLASS I SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	37.40%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	15.49%
Part I - 90

Name of Fund	Name and Address of Shareholder	Percentage Held

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	9.84%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.18%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.61%

CLASS R2 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	57.23%

	ASCENSUS TRUST COMPANY FBO TOTAL MECHANICAL SERVICES INC 401 PO BOX 10758 FARGO ND 58106-0758	16.53%

	ASCENSUS TRUST COMPANY FBO MAJOR GLOVE 401(K) P/S PLAN PO BOX 10758 FARGO ND 58106-0758	7.59%

	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	6.54%

CLASS R3 SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	62.93%

	EMPOWER TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	13.35%

	STATE STREET BANK CUST FBO ADP ACCESS LARGE MARKET 401K 1 LINCOLN ST BOSTON MA 02111-2901	9.50%
Part I - 91

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R4 SHARES	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	57.46%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC CHURCH AND CLERGY 403(B) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	33.27%

CLASS R5 SHARES	NATIONAL FINANCIAL SERVICES LLC FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	60.72%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	8.11%

	MLPF&S FOR THE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.17%

	FIIOC AS AGENT FOR FBO BANYAN AIR SERVICES, INC 401(K) PLAN 100 MAGELLAN WAY #KWIC COVINGTON KY 41015-1987	5.77%

	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	5.45%

CLASS R6 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	24.35%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	17.77%

	EMPOWER TRUST FBO EMPLOYEE BENEFIT CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5.87%
Part I - 92

Name of Fund	Name and Address of Shareholder	Percentage Held

	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS ATTN NPIO TRADE DESK OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	5.68%
JPMORGAN VALUE ADVANTAGE FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	37.57%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	11.55%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	9.91%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	6.60%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	26.51%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	15.30%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	10.25%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.77%
Part I - 93

Name of Fund	Name and Address of Shareholder	Percentage Held

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	7.94%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.44%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.88%

CLASS I SHARES	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	35.32%

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.13%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	9.68%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	9.32%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.86%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	6.57%

CLASS L SHARES	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	27.50%
Part I - 94

Name of Fund	Name and Address of Shareholder	Percentage Held

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	16.28%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	13.35%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	13.24%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	6.58%

	FIRST COMMUNITY TRUST NA 3385 HILLCREST RD STE 100 DUBUQUE IA 52002-3900	5.31%

CLASS R2 SHARES	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	18.91%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. UMC HEALTH SYSTEM 403(B) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	17.74%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC YAKIMA SCHOOL DISTRICT (WA) 403(B) 717 17TH ST STE 1300 DENVER CO 80202-3304	13.25%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. KENSTON LOCAL SCHOOL DISTRICT (OH) 717 17TH ST STE 1300 DENVER CO 80202-3304	9.77%
Part I - 95

Name of Fund	Name and Address of Shareholder	Percentage Held

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. GRAND BLANC COMM SCH (MI) 403B PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	9.41%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. MONROE-WOODBURY CENTRAL SCHOOL 403B 717 17TH ST STE 1300 DENVER CO 80202-3304	6.94%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC NEVIS PUBLIC SCHOOL ISD #308 403(B) 717 17TH ST STE 1300 DENVER CO 80202-3304	5.44%

CLASS R3 SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	24.68%

	EMPOWER TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	17.97%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.51%

	ASCENSUS TRUST COMPANY FBO SPECTRUM 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	6.49%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	6.16%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. AUBURN SCHOOL DISTRICT 403(B) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	5.16%
Part I - 96

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R4 SHARES	AMERICAN UNITED LIFE INSURANCE CO GROUP RETIREMENT ACCOUNT PO BOX 368 INDIANAPOLIS IN 46206-0368	42.30%

	ASCENSUS TRUST COMPANY FBO GOLDSENTINEL 401K PLAN PO BOX 10758 FARGO ND 58106-0758	38.61%

	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	10.87%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	8.23%

CLASS R5 SHARES	VOYA INSTITUTIONAL TRUST CO TTEE FBO CORE MARKET 3 RETIREMENT PLANS 30 BRAINTREE HILL OFFICE PARK BRAINTREE MA 02184-8747	86.62%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	5.55%

CLASS R6 SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	22.56%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	9.71%

	MAC & CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198	9.10%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	8.42%
Part I - 97

Name of Fund	Name and Address of Shareholder	Percentage Held

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2035 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	7.19%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2045 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	7.08%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2050 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	6.83%
JPMORGAN EQUITY INCOME FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	33.72%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	14.97%

	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN: MUTUAL FUNDS DEPT 211 MAIN ST SAN FRANCISCO CA 94105-1901	7.02%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLR JACKSONVILLE FL 32246-6484	7.00%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.79%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	5.73%
Part I - 98

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	19.24%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	16.30%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	13.62%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.27%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.16%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	6.05%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.77%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	5.44%

	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	5.17%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	5.04%
Part I - 99

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS I SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	13.66%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	12.73%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	10.09%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.72%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	8.75%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	8.57%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	7.68%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.11%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.73%
Part I - 100

Name of Fund	Name and Address of Shareholder	Percentage Held

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	5.20%

CLASS R2 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	56.04%

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	6.73%

	EMPOWER TRUST FBO EMPLOYEE BENEFIT CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5.89%

CLASS R3 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	28.93%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	19.36%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	18.23%

	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	6.12%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.95%
Part I - 101

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R4 SHARES	TIAA TRUST, N.A. AS CUST/TTEE OF RETIREMENT PLANS RECORDKEPT BY TIAA ATTN: FUND OPERATIONS 8500 ANDREW CARNEGIE BLVD CHARLOTTE NC 28262-8500	18.09%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	17.23%

	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	11.33%

	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT STREET NORTH SAINT PAUL MN 55101-2037	7.46%

	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038	5.59%

CLASS R5 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	22.01%

	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	19.26%

	JOHN HANCOCK LIFE INS CO (USA) ATTN JHRPS TRADING OPS ST6 200 BERKELEY STREET BOSTON MA 02116-5022	8.58%

	EMPOWER TRUST FBO EMPLOYEE BENEFIT CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	8.02%

	WELLS FARGO BANK NA TRUSTEE C/O FASCORE LLC FBO NEW JERSEY TRANSIT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.51%

CLASS R6 SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	27.45%
Part I - 102

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	16.68%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	9.33%
JPMORGAN EQUITY INDEX FUND
CLASS A SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	37.23%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	9.38%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	5.58%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	20.67%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	18.71%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	13.67%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	13.29%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	7.97%
Part I - 103

Name of Fund	Name and Address of Shareholder	Percentage Held

	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	6.92%

CLASS I SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	32.72%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	11.58%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.08%

	EMPOWER TRUST FBO ADVANTAGECARE PHYSICIANS P C 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	6.24%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	5.38%

	VRSCO FBO VTC CUST TTEE FBO STATE UNIV SYSTEM OF FLORIDA 403B 2929 ALLEN PKWY STE A6-20 HOUSTON TX 77019-7100	5.22%

CLASS R6 SHARES	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT BLEND 2040 ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	13.80%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT BLEND 2035 ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	13.52%
Part I - 104

Name of Fund	Name and Address of Shareholder	Percentage Held

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT BLEND 2045 ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	13.05%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT BLEND 2050 ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	11.01%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT BLEND 2030 ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	10.29%

	ATTN MUTUAL FUND OPERATIONS MAC & CO 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502	9.15%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT BLEND 2055 ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	6.72%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT BLEND 2025 ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	5.93%
JPMORGAN LARGE CAP GROWTH FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	31.60%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	9.74%

	JOHN HANCOCK LIFE INS CO (USA) ATTN JHRPS TRADING OPS ST6 200 BERKELEY STREET BOSTON MA 02116-5022	8.03%
Part I - 105

Name of Fund	Name and Address of Shareholder	Percentage Held

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.60%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.57%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	6.54%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	25.94%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	16.59%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	11.30%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.48%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.02%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	6.12%
Part I - 106

Name of Fund	Name and Address of Shareholder	Percentage Held

	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	5.07%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.03%

CLASS I SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	18.29%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.28%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	8.27%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8.26%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	8.24%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	7.41%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	7.07%

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6.03%
Part I - 107

Name of Fund	Name and Address of Shareholder	Percentage Held

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.53%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	5.51%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	5.03%

CLASS R2 SHARES	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	12.31%

	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	9.16%

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	7.29%

CLASS R3 SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	19.83%

	NATIONAL FINANCIAL SERVICES LLC AMERITAS LIFE INSURANCE CORP FBO SEPARATE ACCOUNT G ATTN SEPARATE ACCOUNT UNIT 5900 O ST LINCOLN NE 68510-2234	15.13%

	EMPOWER TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.61%
Part I - 108

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC AMERITAS LIFE INSURANCE CORP FBO SEPARATE ACCOUNT G-2 ATTN SEPARATE ACCOUNT UNIT 5900 O ST LINCOLN NE 68510-2234	5.03%

CLASS R4 SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	11.82%

	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038	10.75%

	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	8.22%

	NATIONAL FINANCIAL SERVICES LLC FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	6.98%

	VOYA INSTITUTIONAL TRUST COMPANY AS TRUSTEE OR CUSTODIAN FOR CORE MARKE T RETIREMENT PLANS 30 BRAINTREE HILL OFFICE PARK BRAINTREE MA 02184-8747	6.27%

	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	5.68%

	CITY OF ARLINGTON (K) C/O MISSIONSQUARE RETIREMENT 101 S. MESQUITE ST SUITE 790 ARLINGTON TX 76010-1117	5.05%

CLASS R5 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	19.59%
Part I - 109

Name of Fund	Name and Address of Shareholder	Percentage Held

	EMPOWER TRUST FBO DISCOUNT TIRE AMERICAS TIRE RETIREM PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	17.96%

	AIG RETPLAN SERVICES COMPANY FBO VTC CUST TTEE FBO CENTRAL GA RETIRE SAV 2929 ALLEN PKWY STE A6-20 HOUSTON TX 77019-2155	6.64%

	NATIONAL FINANCIAL SERVICES LLC AAAA BENEFITS INC 307 W TREMONT AVE STE 200 CHARLOTTE NC 28203-4902	5.50%

CLASS R6 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	21.61%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	8.98%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.35%

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	5.91%
JPMORGAN LARGE CAP VALUE FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	21.06%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	18.33%
Part I - 110

Name of Fund	Name and Address of Shareholder	Percentage Held

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	7.54%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	7.12%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.92%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	6.41%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	25.10%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	24.12%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	11.26%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	9.45%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.31%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.78%
Part I - 111

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS I SHARES	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	32.19%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	21.24%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	8.78%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	8.24%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	7.55%

CLASS R2 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	43.75%

	ASCENSUS TRUST COMPANY FBO NATIONAL SLOVAK SOCIETY 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	10.95%

	ASCENSUS TRUST COMPANY FBO VECOPLAN LLC 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	5.07%

CLASS R3 SHARES	NATIONAL FINANCIAL SERVICES LLC STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 440 MAMARONECK AVE HARRISON NY 10528-2418	48.20%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	18.85%
Part I - 112

Name of Fund	Name and Address of Shareholder	Percentage Held

	MATRIX TRUST COMPANY AS AGENT FOR NEWPORT TRUST COMPANY HERITAGE CHRISTIAN SERVICES INC R 35 IRON POINT CIR STE 300 FOLSOM CA 95630-8589	15.12%

	MID ATLANTIC TRUST COMPANY FBO ROBERT MCCABE COMPANY INC 401(K) PR 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	6.27%

CLASS R4 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	49.62%

	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	34.56%

	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.27%

	ASCENSUS TRUST COMPANY FBO BORG EQUIPMENT & SUPPLY CO INC 4 PO BOX 10758 FARGO ND 58106-0758	7.02%

CLASS R5 SHARES	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	29.20%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	15.87%

	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038	9.49%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	7.78%
Part I - 113

Name of Fund	Name and Address of Shareholder	Percentage Held

	FIIOC AS AGENT FOR FBO HOLLINGSWORTH MANAGEMENT SERVICES, L.LC. 401(K) PLAN 100 MAGELLAN WAY #KWIC COVINGTON KY 41015-1987	7.44%

	FIDELITY INVESTMENTS INST OPERATIONS CO INC AS AGENT FOR FBO MOLAM SAVINGS AND RETIREMENT PLAN 100 MAGELLAN WAY #KWIC COVINGTON KY 41015-1999	6.40%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	6.33%

CLASS R6 SHARES	JPMIM AS AGENT FOR* JPMORGAN INVESTOR GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	24.63%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR GROWTH AND INCOME ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	14.21%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR BALANCED FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	9.18%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	8.95%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	5.47%
JPMORGAN MID CAP GROWTH FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	27.69%
Part I - 114

Name of Fund	Name and Address of Shareholder	Percentage Held

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	14.32%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.46%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	6.28%

CLASS C SHARES	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	24.54%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	12.87%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	12.15%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	10.37%

	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7582	6.18%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	6.05%
Part I - 115

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS I SHARES	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	24.56%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	11.01%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.24%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	7.12%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	6.81%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	6.18%

CLASS R2 SHARES	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	23.41%

	THE HARTFORD 1 HARTFORD PLZ HARTFORD CT 06155-0001	20.98%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	9.45%

CLASS R3 SHARES	UMB BANK - CUSTODIAN SECURITY FINANCIAL RESOURCES 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-1000	24.13%
Part I - 116

Name of Fund	Name and Address of Shareholder	Percentage Held

	THE HARTFORD 1 HARTFORD PLZ HARTFORD CT 06155-0001	16.78%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	8.39%

	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	5.64%

CLASS R4 SHARES	CHARLES SCHWAB TRUST BANK TRUST COLSA CORPORATION 401(K) PROFIT SHA ARING PLAN 106135 2423 E LINCOLN DR PHOENIX AZ 85016-1215	22.67%

	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	12.54%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	12.00%

	AMERICAN UNITED LIFE INSURANCE CO UNIT INVESTMENT TRUST PO BOX 368 INDIANAPOLIS IN 46206-0368	9.75%

	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	9.67%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	7.36%

	ASCENSUS TRUST COMPANY FBO THE AAGARD GROUP LLC 401(K) PS PL PO BOX 10758 FARGO ND 58106-0758	5.24%
Part I - 117

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R5 SHARES	WELLS FARGO BANK NA TRUSTEE C/O FASCORE LLC FBO NEW JERSEY TRANSIT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	25.45%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	18.36%

	STANDARD INSURANCE COMPANY SEPARATE ACCOUNT A P11D 1100 SW 6TH AVE PORTLAND OR 97204-1093	14.10%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.95%

CLASS R6 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	18.10%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	14.64%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	6.80%

	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	6.64%
JPMORGAN SMALL CAP GROWTH FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	36.28%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	8.43%
Part I - 118

Name of Fund	Name and Address of Shareholder	Percentage Held

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.63%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.83%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.30%

CLASS C SHARES	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	29.01%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	16.53%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	11.06%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	7.49%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	6.04%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.94%
Part I - 119

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS I SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	71.25%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	7.68%

CLASS L SHARES	EMPOWER TRUST FBO TRINET 401K PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	22.88%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	15.33%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	13.89%

	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	12.33%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	10.23%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	8.95%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	8.15%
Part I - 120

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R2 SHARES	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	58.45%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	18.04%

CLASS R3 SHARES	EMPOWER TRUST FBO EMPOWER BENEFIT GRAND FATHERED PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	31.17%

	EMPOWER TRUST FBO RECORDKEEPING FOR VARIOUS BENEFIT P 8525 E ORCHARD RD C/O MUTUAL FUND TRADING GREENWOOD VILLAGE CO 80111-5002	11.84%

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	11.18%

	LINCOLN RETIREMENT SERVICES COMPANY FBO LOGIX COMM LP 401K PLAN PO BOX 7876 FORT WAYNE IN 46801-7876	8.37%

	MATRIX TRUST COMPANY CUST FBO NORTHWEST PLAN SERVICES INC PO BOX 52129 PHOENIX AZ 85072-2129	7.34%

	FIDELITY INVESTMENTS INST OPERATIONS CO INC AS AGENT FOR FBO IERUS TECHNOLOGIES, INC. RETIREMENT PLAN 100 MAGELLAN WAY #KWIC COVINGTON KY 41015-1999	7.17%

CLASS R4 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	80.68%
Part I - 121

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	6.74%

CLASS R5 SHARES	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038	26.42%

	MATRIX TRUST COMPANY TRUSTEE FBO VANIR GROUP OF COMPANIES INC. 717 17TH ST STE 1300 DENVER CO 80202-3304	20.16%

	EMPOWER TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K - FG 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	8.82%

	NATIONAL FINANCIAL SERVICES LLC FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	8.62%

	VANGUARD FIDUCIARY TRUST CO JP MORGAN FUNDS ATTN INVESTMENT SERVICES PO BOX 2600 VALLEY FORGE PA 19482-2600	5.90%

CLASS R6 SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	19.89%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	10.93%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	7.91%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	7.91%
Part I - 122

Name of Fund	Name and Address of Shareholder	Percentage Held
JPMORGAN SMALL CAP VALUE FUND
CLASS A SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	30.30%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	7.28%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	6.00%

CLASS C SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	18.17%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	16.14%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	13.44%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	10.74%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.84%

	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	6.52%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	5.50%
Part I - 123

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS I SHARES	C/O ICMA RETIREMENT CORPORATION VANTAGETRUST - UNITIZED 777 N CAPITOL ST NE WASHINGTON DC 20002-4239	17.87%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	16.78%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1901	9.11%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	7.57%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.16%

	EMPOWER TRUST FBO GREAT WEST IRA ADVANTAGE C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5.87%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.44%

	EMPOWER TRUST FBO EMPLOYEE BENEFIT CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5.16%

CLASS R2 SHARES	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	19.42%
Part I - 124

Name of Fund	Name and Address of Shareholder	Percentage Held

	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	16.54%

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	9.82%

	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	8.79%

CLASS R3 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	66.82%

	UMB BANK - CUSTODIAN SECURITY FINANCIAL RESOURCES 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-1000	6.75%

CLASS R4 SHARES	RELIANCE TRUST CO FBO MASSMUTUAL VARIOUS NON QUALIFIED R PO BOX 570788 ATLANTA GA 30357-3114	51.69%

	PRINCIPAL TRUST COMPANY ATTN PLAN TRUSTEE FBO ACA GROUP DEF COMP PLAN 1013 CENTRE RD WILMINGTON DE 19805-1265	43.16%

CLASS R5 SHARES	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	49.20%

	VANGUARD FIDUCIARY TRUST CO JP MORGAN FUNDS ATTN INVESTMENT SERVICES PO BOX 2600 VALLEY FORGE PA 19482-2600	17.11%
Part I - 125

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONWIDE LIFE INSURANCE CO NACO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	6.89%

CLASS R6 SHARES	EMPOWER TRUST FBO RECORDKEEPING FOR EMPLOYEE BENEFITS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	11.23%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	8.12%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	7.99%

	TIAA TRUST, N.A. AS CUST/TTEE OF RETIREMENT PLANS RECORDKEPT BY TIAA ATTN: FUND OPERATIONS 8500 ANDREW CARNEGIE BLVD CHARLOTTE NC 28262-8500	5.06%
JPMORGAN SMID CAP EQUITY FUND
CLASS A SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	52.33%

CLASS C SHARES	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	40.77%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	19.98%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	11.15%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.15%
Part I - 126

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS I SHARES	JOHN HANCOCK LIFE INS CO (USA) ATTN JHRPS TRADING OPS ST6 200 BERKELEY STREET BOSTON MA 02116-5022	26.67%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	19.49%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	9.30%

	EMPOWER TRUST FBO EMPOWER IRA ADVANTAGE C/O FASCORE LLC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	6.86%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	6.00%

CLASS R3 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	34.56%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13.75%

	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	13.36%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC NORTH AMERICAN BAPTIST CONF 403(B) 717 17TH ST STE 1300 DENVER CO 80202-3304	10.32%
Part I - 127

Name of Fund	Name and Address of Shareholder	Percentage Held

	NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	6.31%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC PLYMOUTH-CANTON COMM SCHOOLS 403(B) 717 17TH ST STE 1300 DENVER CO 80202-3304	5.97%

CLASS R4 SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	100.00%

CLASS R6 SHARES	MONTANA PUBLIC EES RTMT BOARD TTEE FBO STATE OF MONTANA DCP C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	26.20%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	22.26%

	MONTANA PUBLIC RET BOARD TTEE FBO STATE OF MONTANA PUBLIC EMP DCP C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	16.09%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	12.14%

	JPMIM AS AGENT FOR* THE TRUSTEES OF COLUMBIA UNIVERSITY IN THE CITY OF NEW YORK ATTN CLIENT SERVICES 1111 POLARIS PKWY OHI-0084 COLUMBUS OH 43240-2031	8.06%
Part I - 128

Name of Fund	Name and Address of Shareholder	Percentage Held
JPMORGAN EQUITY PREMIUM INCOME FUND
CLASS A SHARES	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7582	26.27%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	11.46%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.89%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	9.77%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	9.56%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	7.76%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.55%

CLASS C SHARES	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	18.47%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	17.54%
Part I - 129

Name of Fund	Name and Address of Shareholder	Percentage Held

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	15.93%

	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	12.98%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	12.72%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	7.49%

	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7582	6.31%

CLASS I SHARES	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	35.54%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	29.63%

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	11.71%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.44%
Part I - 130

Name of Fund	Name and Address of Shareholder	Percentage Held

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.36%

CLASS R5 SHARES	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	27.57%

	MATRIX TRUST COMPANY CUST FBO M3 INVESTMENT SERVICES 717 17TH ST STE 1300 DENVER CO 80202-3304	26.35%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC GROSSE POINTE (MI) 457 717 17TH ST STE 1300 DENVER CO 80202-3304	24.09%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC ROMEO COMMUNITY SCHOOLS 457 PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	13.47%

	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC GROSSE POINTE PUB SCH (MI) 717 17TH ST STE 1300 DENVER CO 80202-3304	7.96%

CLASS R6 SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	89.13%
JPMORGAN HEDGED EQUITY 2 FUND
CLASS A SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	34.01%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	20.44%
Part I - 131

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	8.74%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	8.68%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	6.04%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.78%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	5.05%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	43.02%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	10.93%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	9.45%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	7.41%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.01%
Part I - 132

Name of Fund	Name and Address of Shareholder	Percentage Held

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.90%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.79%

CLASS I SHARES	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	20.24%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	14.81%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	14.49%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.82%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	9.66%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	8.40%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.43%

CLASS R5 SHARES	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	33.87%
Part I - 133

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	30.64%

	D A DAVIDSON & CO SUSAN LYON TTEE 8 3RD ST N GREAT FALLS MT 59401-3155	20.80%

	MATRIX TRUST COMPANY TRUSTEE FBO MOORE FINANCIAL ADVISORS, LTD 401( 717 17TH ST STE 1300 DENVER CO 80202-3304	5.28%

	D A DAVIDSON & CO MARK DICKEY 8 3RD ST N GREAT FALLS MT 59401-3155	5.26%

CLASS R6 SHARES	J.P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	85.11%
JPMORGAN HEDGED EQUITY 3 FUND
CLASS A SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	33.09%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	13.48%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	10.80%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	8.46%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	7.93%
Part I - 134

Name of Fund	Name and Address of Shareholder	Percentage Held

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	5.59%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	37.58%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	12.11%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	10.76%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.54%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.57%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	5.52%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.51%

CLASS I SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	18.45%
Part I - 135

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.94%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	14.91%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	11.72%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	11.04%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.00%

CLASS R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	94.76%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.24%

CLASS R6 SHARES	J.P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	72.90%

	C/O GWP US ADVISORS SEI PRIVATE TRUST COMPANY 1 FREEDOM VALLEY DR OAKS PA 19456-9989	14.77%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.16%
Part I - 136

Name of Fund	Name and Address of Shareholder	Percentage Held
JPMORGAN GROWTH ADVANTAGE FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	36.16%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	18.95%

CLASS C SHARES	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	27.16%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	14.35%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	11.35%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	7.14%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	6.70%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	6.48%

	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	5.10%

CLASS I SHARES	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	14.33%
Part I - 137

Name of Fund	Name and Address of Shareholder	Percentage Held

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	12.43%

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	11.54%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	8.56%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	7.62%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.63%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.53%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	6.19%

CLASS R2 SHARES	MEETA SHAH & SUBHASH SHAH TTEE FBO NEUROLOGY CENTER OF WICHITA 401K PS C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	13.82%

	CAPITAL BANK & TRUST COMPANY TTEE F MCHALE LANDSCAPE DESIGN 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	10.69%

	ASCENSUS TRUST COMPANY FBO ACE HARDWARE OF CHATTANOOGA 401(K) PO BOX 10758 FARGO ND 58106-0758	9.68%
Part I - 138

Name of Fund	Name and Address of Shareholder	Percentage Held

	CAPITAL BANK & TRUST CO TRUSTEE FBO VESTIL MANUFACTURING CORP RETIREMNT C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.91%

CLASS R3 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	31.60%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	29.75%

	STATE STREET BANK CUST FBO ADP ACCESS LARGE MARKET 401K 1 LINCOLN ST BOSTON MA 02111-2901	7.70%

	NATIONAL FINANCIAL SERVICES LLC FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	6.65%

	PEPSI OF WORCESTER & WINDHAM TTEE F PEPSI OF WORCESTER & PEPSI WINDHAM C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	6.30%

CLASS R4 SHARES	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS ATTN NPIO TRADE DESK OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	68.48%

	EMPOWER TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	20.80%

	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	6.48%
Part I - 139

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R5 SHARES	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	28.66%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	24.76%

	EMPOWER TRUST COMPANY LLC TTEE F RECORDKEEPING FOR LARGE BENEFIT PL 8525 E ORCHARD RD GREENWOOD VLG CO 80111-5002	7.30%

CLASS R6 SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	37.25%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	16.28%

	MAC & CO ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198	7.70%
JPMORGAN MID CAP VALUE FUND
CLASS A SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	19.26%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	11.37%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	8.91%

	J. P. MORGAN SECURITIES LLC* FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0003	7.00%
Part I - 140

Name of Fund	Name and Address of Shareholder	Percentage Held

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.80%

	NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPT 4TH FLOOR JERSEY CITY NJ 07310-1995	5.80%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	5.39%

CLASS C SHARES	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	25.20%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	18.24%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	16.89%

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	8.56%

CLASS I SHARES	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	24.20%

	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	19.32%
Part I - 141

Name of Fund	Name and Address of Shareholder	Percentage Held

	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	16.11%

	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	6.81%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.50%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	5.42%

CLASS L SHARES	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	32.49%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	15.58%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	5.72%

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	5.35%
Part I - 142

Name of Fund	Name and Address of Shareholder	Percentage Held

CLASS R2 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	71.10%

CLASS R3 SHARES	STATE STREET BANK & TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT PO BOX 5501 BOSTON MA 02206-5501	65.85%

	EMPOWER TRUST COMPANY LLC TTEE F EMBLEMHEALTH SERVICES COMPANY LLC 4 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	16.58%

CLASS R4 SHARES	TIAA TRUST, N.A. AS CUST/TTEE OF RETIREMENT PLANS RECORDKEPT BY TIAA ATTN: FUND OPERATIONS 8500 ANDREW CARNEGIE BLVD CHARLOTTE NC 28262-8500	42.20%

	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038	15.32%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	12.78%

	VOYA INSTITUTIONAL TRUST COMPANY CUST VOYA INSTITUTIONAL TRUST 1 ORANGE WAY # B3N WINDSOR CT 06095-4773	7.82%

CLASS R5 SHARES	NATIONAL FINANCIAL SERVICES LLC AAAA BENEFITS INC 307 W TREMONT AVE STE 200 CHARLOTTE NC 28203-4902	40.13%

	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST STE 7 BOSTON MA 02116-5038	16.04%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.02%
Part I - 143

Name of Fund	Name and Address of Shareholder	Percentage Held

	MATRIX TRUST COMPANY CUST FBO NORTHWEST PLAN SERVICES INC PO BOX 52129 PHOENIX AZ 85072-2129	13.60%

CLASS R6 SHARES	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	29.07%

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	13.78%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.06%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.41%
*
The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a "JPMorgan Affiliate"). Typically, the shares are held on behalf of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of the Fund, JPMorgan Chase & Co. may be deemed to be a "controlling person" of such shares under the 1940 Act.
Part I - 144